Putnam VT Diversified Income Fund
The fund's portfolio
3/31/19 (Unaudited)

MORTGAGE-BACKED SECURITIES (38.6%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (18.2%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 15.799%, 4/15/37	$26,461	$39,408
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 14.69%, 11/15/35	77,492	112,534
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 14.079%, 12/15/36	52,038	68,966
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 12.409%, 3/15/35	161,449	205,719
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 7.636%, 11/25/28	590,000	687,186
Ser. 4077, Class IK, IO, 5.00%, 7/15/42	1,224,137	212,510
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	1,097,344	202,169
Ser. 4000, Class PI, IO, 4.50%, 1/15/42	523,697	87,328
Ser. 4024, Class PI, IO, 4.50%, 12/15/41	1,145,301	181,416
Ser. 4546, Class TI, IO, 4.00%, 12/15/45	829,344	134,768
Ser. 4530, Class TI, IO, 4.00%, 11/15/45	1,258,104	211,374
Ser. 4425, IO, 4.00%, 1/15/45	3,132,177	553,769
Ser. 4452, Class QI, IO, 4.00%, 11/15/44	1,796,798	406,473
Ser. 4403, Class CI, IO, 4.00%, 10/15/44	895,317	157,800
Ser. 4000, Class LI, IO, 4.00%, 2/15/42	1,308,479	167,276
IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.616%, 4/15/47	1,055,274	216,278
Ser. 4604, Class QI, IO, 3.50%, 7/15/46	3,259,738	470,641
Ser. 4580, Class ID, IO, 3.50%, 8/15/45	2,637,072	378,702
Ser. 4105, Class HI, IO, 3.50%, 7/15/41	875,319	76,554
Ser. 304, Class C37, IO, 3.50%, 12/15/27	908,730	72,651
Ser. 4210, Class PI, IO, 3.00%, 12/15/41	1,204,812	60,578
FRB Ser. 57, Class 1AX, IO, 0.374%, 7/25/43(WAC)	927,605	9,276
Ser. 3300, PO, zero %, 2/15/37	17,804	15,224
Ser. 3326, Class WF, zero %, 10/15/35(WAC)	756	567
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 24.987%, 7/25/36	32,178	53,303
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 15.453%, 3/25/36	108,668	165,558
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 15.086%, 6/25/37	72,724	104,221
IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 14.401%, 11/25/35	79,082	101,613
IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 14.17%, 2/25/38	64,924	81,035
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 10.932%, 11/25/34	65,569	74,716
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 6.486%, 5/25/25	69,555	73,956
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	1,427,404	338,512
Ser. 15-30, IO, 5.50%, 5/25/45	2,516,335	533,941
Ser. 374, Class 6, IO, 5.50%, 8/25/36	117,870	22,632
Ser. 378, Class 19, IO, 5.00%, 6/25/35	361,961	66,435
Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	335,737	73,920
Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	1,787,962	178,439
Ser. 366, Class 22, IO, 4.50%, 10/25/35	12,256	259
IFB Ser. 13-90, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.115%, 9/25/43	2,164,933	422,348
Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	1,105,083	185,101
Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	1,273,057	201,413
Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	1,105,545	158,016
Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	876,484	115,994
IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 3.915%, 4/25/40	712,717	124,725
IFB Ser. 15-42, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 3.715%, 6/25/45	3,682,907	556,616
IFB Ser. 18-86, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.615%, 12/25/48	3,176,588	458,620
IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.615%, 12/25/46	2,497,597	377,762
IFB Ser. 10-140, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 3.515%, 7/25/39	2,058,193	134,688
Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	2,121,007	264,956
Ser. 11-98, Class AI, IO, 3.50%, 11/25/37	1,927,353	55,142
Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 3.465%, 2/25/43	1,480,208	279,389
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	1,342,434	80,682
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	1,609,137	130,720
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	1,281,651	57,098
Ser. 99-51, Class N, PO, zero %, 9/17/29	5,714	5,214
Federal National Mortgage Association Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)	752,573	15,955
Government National Mortgage Association
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	846,627	180,797
Ser. 16-42, IO, 5.00%, 2/20/46	1,442,961	289,477
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	1,585,170	206,643
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	2,570,726	545,045
Ser. 14-76, IO, 5.00%, 5/20/44	769,988	158,158
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	820,783	177,125
Ser. 12-146, IO, 5.00%, 12/20/42	1,249,537	272,649
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	429,326	90,211
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	629,802	134,595
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	2,799,568	602,187
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,590,306	339,928
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	2,451,369	505,537
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	533,422	112,147
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	4,796,344	875,561
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	975,966	179,334
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	1,822,412	257,416
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	1,212,575	138,306
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	1,256,823	254,507
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	1,884,439	381,735
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43	714,272	85,131
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	262,691	35,279
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	1,067,852	202,248
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	1,281,765	249,431
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	1,294,496	253,656
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	1,327,317	262,623
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	655,185	127,172
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	642,476	143,754
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	3,734,903	644,420
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45	1,139,415	201,113
Ser. 15-79, Class CI, IO, 4.00%, 5/20/45	2,305,262	398,923
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	1,384,548	209,191
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	1,470,039	177,434
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	851,356	148,213
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	1,355,131	244,259
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	3,126,376	421,700
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.662%, 9/20/43	716,740	114,901
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.618%, 7/16/43	429,721	65,532
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46	1,551,301	191,586
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	3,011,135	416,771
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	2,555,616	397,589
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	984,360	101,533
Ser. 13-76, IO, 3.50%, 5/20/43	2,412,639	399,026
Ser. 13-28, IO, 3.50%, 2/20/43	796,825	121,771
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	1,153,660	177,871
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,815,410	275,997
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	1,183,260	176,791
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	1,360,092	238,459
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	1,535,084	267,903
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	2,107,479	369,529
Ser. 15-69, Class IK, IO, 3.50%, 3/20/38	1,746,752	143,408
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	2,778,066	238,219
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 3.112%, 8/20/44	1,946,674	267,668
Ser. 18-H05, Class AI, IO, 2.933%, 2/20/68(WAC)	2,779,838	372,672
Ser. 18-H05, Class BI, IO, 2.85%, 2/20/68(WAC)	3,535,764	469,594
Ser. 17-H08, Class NI, IO, 2.633%, 3/20/67(WAC)	3,995,921	440,351
Ser. 18-H03, Class XI, IO, 2.375%, 2/20/68(WAC)	3,149,604	415,433
Ser. 17-H06, Class BI, IO, 2.341%, 2/20/67(WAC)	3,046,947	350,399
Ser. 17-H02, Class BI, IO, 2.338%, 1/20/67(WAC)	2,646,168	314,973
Ser. 16-H22, Class AI, IO, 2.299%, 10/20/66(WAC)	3,455,619	378,394
Ser. 17-H16, Class JI, IO, 2.288%, 8/20/67(WAC)	3,824,549	535,437
Ser. 16-H23, Class NI, IO, 2.233%, 10/20/66(WAC)	9,829,845	1,094,062
Ser. 16-H16, Class EI, IO, 2.209%, 6/20/66(WAC)	2,589,789	278,920
Ser. 16-H24, Class JI, IO, 2.175%, 11/20/66(WAC)	3,125,164	378,926
Ser. 17-H12, Class QI, IO, 2.151%, 5/20/67(WAC)	3,171,039	350,841
Ser. 16-H03, Class AI, IO, 2.10%, 1/20/66(WAC)	2,678,978	247,805
Ser. 17-H11, Class TI, IO, 2.018%, 4/20/67(WAC)	2,263,631	276,249
Ser. 16-H03, Class DI, IO, 2.004%, 12/20/65(WAC)	3,112,217	280,100
Ser. 16-H14, Class AI, IO, 1.953%, 6/20/66(WAC)	2,506,144	259,266
Ser. 16-H17, Class KI, IO, 1.919%, 7/20/66(WAC)	1,764,314	189,664
Ser. 16-H02, Class HI, IO, 1.866%, 1/20/66(WAC)	3,833,608	308,989
Ser. 15-H25, Class EI, IO, 1.866%, 10/20/65(WAC)	2,846,093	248,179
Ser. 17-H11, Class DI, IO, 1.865%, 5/20/67(WAC)	2,731,851	310,748
Ser. 15-H24, Class AI, IO, 1.857%, 9/20/65(WAC)	3,218,747	296,472
Ser. 17-H16, Class IB, IO, 1.816%, 8/20/67(WAC)	3,320,658	314,167
FRB Ser. 15-H08, Class CI, IO, 1.806%, 3/20/65(WAC)	1,726,210	140,279
Ser. 17-H10, Class MI, IO, 1.801%, 4/20/67(WAC)	5,172,221	492,913
Ser. 15-H23, Class BI, IO, 1.748%, 9/20/65(WAC)	3,644,995	296,703
Ser. 17-H09, IO, 1.743%, 4/20/67(WAC)	3,646,742	332,229
Ser. 16-H24, Class CI, IO, 1.707%, 10/20/66(WAC)	2,484,458	200,247
Ser. 16-H14, IO, 1.693%, 6/20/66(WAC)	2,074,202	135,246
Ser. 13-H08, Class CI, IO, 1.69%, 2/20/63(WAC)	4,309,604	232,288
Ser. 16-H10, Class AI, IO, 1.685%, 4/20/66(WAC)	5,175,449	354,674
Ser. 17-H16, Class IG, IO, 1.658%, 7/20/67(WAC)	3,465,638	333,568
Ser. 16-H06, Class DI, IO, 1.633%, 7/20/65	5,014,181	385,791
Ser. 15-H25, Class AI, IO, 1.627%, 9/20/65(WAC)	5,159,734	396,784
Ser. 16-H06, Class CI, IO, 1.573%, 2/20/66(WAC)	5,458,524	354,373
Ser. 14-H21, Class BI, IO, 1.561%, 10/20/64(WAC)	3,227,877	223,046
Ser. 15-H10, Class BI, IO, 1.495%, 4/20/65(WAC)	2,261,309	198,997
Ser. 16-H09, Class BI, IO, 1.446%, 4/20/66(WAC)	4,482,599	437,914
Ser. 15-H26, Class CI, IO, 0.623%, 8/20/65(WAC)	7,294,338	75,132
Ser. 06-36, Class OD, PO, zero %, 7/16/36	1,547	1,294

		36,395,724
Commercial mortgage-backed securities (9.2%)
Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)	5,074,585	51
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.46%, 1/12/45(WAC)	707,000	629,230
Ser. 05-PWR7, Class B, 5.142%, 2/11/41(WAC)	622,891	625,258
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.251%, 3/11/39(WAC)	391,172	277,673
FRB Ser. 07-T28, Class D, 5.165%, 9/11/42(WAC)	275,000	155,375
CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, zero %, 11/15/44(WAC)	1,565,659	16
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.757%, 12/15/47(WAC)	326,000	322,610
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	822,000	764,264
COMM Mortgage Trust 144A
FRB Ser. 12-CR3, Class E, 4.753%, 10/15/45(WAC)	233,000	205,452
Ser. 12-CR3, Class F, 4.75%, 10/15/45(WAC)	700,000	530,814
FRB Ser. 13-CR9, Class D, 4.257%, 7/10/45(WAC)	452,000	407,229
Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.455%, 12/15/39(WAC)	1,130,102	5,617
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C4, Class C, 5.806%, 9/15/39(WAC)	31,790	31,790
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)	111,645	113,622
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.796%, 4/15/50(WAC)	507,000	457,806
GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965%, 12/10/41	1,643	1,652
GS Mortgage Securities Corp. II 144A FRB Ser. 05-GG4, Class XC, IO, 1.246%, 7/10/39(WAC)	582,379	175
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.53%, 9/10/47(WAC)	675,000	605,329
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.822%, 2/15/47(WAC)	987,000	919,433
FRB Ser. C14, Class D, 4.564%, 8/15/46(WAC)	372,000	344,762
FRB Ser. 14-C18, Class E, 4.322%, 2/15/47(WAC)	381,000	293,786
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	656,000	434,816
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.169%, 4/15/46(WAC)	314,000	271,744
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.106%, 2/12/51(WAC)	403,000	401,993
FRB Ser. 11-C3, Class F, 5.662%, 2/15/46(WAC)	401,000	397,405
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	715,000	579,130
FRB Ser. 07-CB20, Class X1, IO, zero %, 2/12/51(WAC)	2,127,826	21
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.128%, 4/20/48(WAC)	413,000	379,208
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 4.973%, 12/15/49(WAC)	258,788	238
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.365%, 8/15/46(WAC)	750,000	393,750
FRB Ser. 13-C10, Class D, 4.085%, 7/15/46(WAC)	478,000	458,384
Ser. 14-C17, Class E, 3.50%, 8/15/47	369,000	278,049
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	364,609	100,144
Ser. 07-HQ11, Class B, 5.538%, 2/12/44(WAC)	183,047	182,842
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	385,000	363,984
Morgan Stanley Capital I Trust 144A FRB Ser. 08-T29, Class F, 5.745%, 1/11/43(WAC)	176,893	177,336
STRIPS CDO 144A Ser. 03-1A, Class N, IO, 5.00%, 3/24/20 (Cayman Islands) (In default)(NON)(WAC)	158,000	16
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38	472,775	34,087
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 4.893%, 5/10/63(WAC)	490,000	341,826
Wachovia Bank Commercial Mortgage Trust FRB Ser. 07-C34, IO, 0.091%, 5/15/46(WAC)	1,845,652	401
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.287%, 7/15/46(WAC)	649,000	586,031
Ser. 14-LC16, Class D, 3.938%, 8/15/50	828,000	676,896
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	1,331,000	1,006,473
FRB Ser. 12-C7, Class E, 4.822%, 6/15/45(WAC)	875,000	757,234
Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)	2,626,000	1,801,192
FRB Ser. 13-C15, Class D, 4.472%, 8/15/46(WAC)	1,231,000	966,555
FRB Ser. 12-C10, Class D, 4.442%, 12/15/45(WAC)	1,152,000	1,024,200

		18,305,899
Residential mortgage-backed securities (non-agency) (11.2%)
BCAP, LLC Trust 144A
FRB Ser. 11-RR3, Class 3A6, 4.224%, 11/27/36(WAC)	571,700	480,228
FRB Ser. 12-RR5, Class 4A8, (1 Month US LIBOR + 0.17%), 2.66%, 6/26/35	2,469	2,467
Bear Stearns Alt-A Trust
FRB Ser. 04-3, Class B, (1 Month US LIBOR + 2.93%), 5.411%, 4/25/34	160,278	174,135
FRB Ser. 05-8, Class 21A1, 4.464%, 10/25/35(WAC)	381,412	366,546
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class B1, (1 Month US LIBOR + 4.75%), 7.236%, 10/25/27 (Bermuda)	220,000	233,200
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 2.836%, 3/25/37	839,508	715,722
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, (1 Month US LIBOR + 1.50%), 3.897%, 9/25/35	196,562	193,679
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 3.337%, 6/25/46	398,156	360,286
FRB Ser. 06-OA7, Class 1A1, 3.008%, 6/25/46(WAC)	910,985	791,373
FRB Ser. 06-24CB, Class A13, (1 Month US LIBOR + 0.35%), 2.836%, 8/1/36	312,998	202,814
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.35%), 2.836%, 9/25/35	394,348	371,469
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 2.818%, 11/20/35	410,796	391,415
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR + 0.21%), 2.696%, 4/25/47	173,219	153,352
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%), 2.676%, 8/25/46	261,086	223,228
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%), 2.676%, 8/25/46	361,219	314,261
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.676%, 8/25/46	1,668,702	1,431,078
Deutsche Alt-A Securities Mortgage Loan Trust FRB Ser. 06-AR4, Class A2, (1 Month US LIBOR + 0.19%), 2.676%, 12/25/36	435,959	258,571
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 12.486%, 7/25/28	781,905	1,012,234
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 11.836%, 4/25/28	600,230	772,468
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 10.036%, 12/25/27	420,061	490,788
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRN Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 5.136%, 1/25/49	99,000	100,227
Structured Agency Credit Risk Debt FRN Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 4.937%, 3/25/49	205,000	205,978
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 14.736%, 9/25/28	877,500	1,256,375
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 14.236%, 10/25/28	499,419	703,153
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 14.236%, 8/25/28	391,030	534,489
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 13.236%, 1/25/29	89,823	112,971
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 8.386%, 10/25/28	1,473,962	1,666,813
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 8.186%, 4/25/28	1,082,009	1,237,251
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 8.036%, 4/25/28	148,489	165,464
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 7.986%, 9/25/29	460,000	520,467
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, (1 Month US LIBOR + 5.00%), 7.486%, 7/25/25	1,357,005	1,511,724
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.486%, 7/25/25	159,442	175,175
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 7.336%, 10/25/29	445,000	496,657
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.736%, 4/25/29	63,000	69,767
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 6.486%, 5/25/25	30,830	33,152
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 6.086%, 1/25/30	160,000	163,952
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 6.036%, 7/25/30	236,000	232,577
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.18%), 2.666%, 5/25/36	648,092	280,280
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 2.796%, 5/25/37	242,103	177,450
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 3.002%, 5/19/35	242,798	153,660
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 2.686%, 6/25/37	296,429	170,471
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	260,000	253,032
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 3.439%, 2/26/37	330,955	292,256
MortgageIT Trust FRB Ser. 05-3, Class M2, (1 Month US LIBOR + 0.80%), 3.281%, 8/25/35	128,604	123,179
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class B1, (1 Month US LIBOR + 6.00%), 8.236%, 4/25/27 (Bermuda)	280,000	295,663
Residential Accredit Loans, Inc. FRB Ser. 06-QO10, Class A1, (1 Month US LIBOR + 0.16%), 2.646%, 1/25/37	461,390	434,120
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 2.666%, 1/25/37	448,364	413,118
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 4.117%, 9/25/35(WAC)	345,779	348,106
FRB Ser. 05-AR19, Class A1C4, (1 Month US LIBOR + 0.40%), 2.886%, 12/25/45	331,738	327,226
FRB Ser. 05-AR17, Class A1B3, (1 Month US LIBOR + 0.35%), 2.836%, 12/25/45	707,037	674,425
Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR5, Class 1A1, 5.079%, 4/25/36(WAC)	195,516	197,471
FRB Ser. 06-AR2, Class 1A1, 4.887%, 3/25/36(WAC)	190,418	190,158

		22,456,121

Total mortgage-backed securities (cost $77,812,949)		$77,157,744

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (30.5%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (4.7%)
Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 4/1/49	$6,000,000	$6,230,156
4.00%, TBA, 4/1/49	3,000,000	3,097,500

		9,327,656
U.S. Government Agency Mortgage Obligations (25.8%)
Federal National Mortgage Association Pass-Through Certificates
5.50%, TBA, 4/1/49	3,000,000	3,201,094
4.00%, TBA, 4/1/49	18,000,000	18,511,875
3.50%, TBA, 5/1/49	1,000,000	1,012,695
3.50%, TBA, 4/1/49	26,000,000	26,349,375
3.33%, 7/1/20(i)	423,719	425,617
3.00%, TBA, 4/1/49	2,000,000	1,990,781

		51,491,437

Total U.S. government and agency mortgage obligations (cost $60,163,665)		$60,819,093

CORPORATE BONDS AND NOTES (22.9%)(a)
		Principal amount	Value
Basic materials (2.7%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		$92,000	$99,705
Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21		30,000	30,750
ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)		21,000	23,179
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		107,000	121,822
Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23		87,000	90,480
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25		77,000	72,765
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		160,000	167,248
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		143,000	140,498
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		193,000	190,105
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24		48,000	47,280
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24		135,000	134,028
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		81,000	78,114
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		188,000	161,210
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		42,000	41,724
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		49,000	51,573
Cleveland-Cliffs, Inc. company guaranty sr. unsec. notes 5.75%, 3/1/25		35,000	33,513
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		202,000	187,860
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (Netherlands)		250,000	245,313
Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25	EUR	305,000	319,717
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		$400,000	382,000
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)		131,000	138,860
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		55,000	48,126
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		252,000	256,410
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27		90,000	92,025
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26		132,000	129,074
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		49,000	51,695
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		100,000	99,750
Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)		38,000	39,520
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		74,000	75,665
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		55,000	53,900
Mercer International, Inc. 144A sr. unsec. notes 7.375%, 1/15/25 (Canada)		20,000	21,000
NCI Building Systems, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26		187,000	168,066
Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24		345,000	352,763
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		129,000	125,775
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		139,000	157,591
Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26		45,000	45,956
Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25		35,000	34,213
TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25		135,000	130,750
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		125,000	123,125
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		45,000	41,625
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		115,000	116,438
USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27		137,000	138,456
USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25		66,000	67,023
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		83,000	88,188
Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23		165,000	175,313

			5,390,191
Capital goods (1.3%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		155,000	147,831
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)		245,000	257,863
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)		82,000	84,947
Berry Global, Inc. company guaranty notes 5.50%, 5/15/22		105,000	106,575
Berry Global, Inc. 144A notes 4.50%, 2/15/26		32,000	30,406
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		39,000	43,095
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		90,000	93,488
Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20		164,000	169,740
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26		60,000	60,288
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		111,000	123,210
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		144,000	150,840
Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		83,000	78,435
Nordex SE sr. unsec. notes Ser. REGS, 6.50%, 2/1/23 (Germany)	EUR	100,000	111,133
Novafives SAS sr. notes Ser. REGS, 5.00%, 6/15/25 (France)	EUR	100,000	99,608
Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25		$85,000	87,231
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		20,000	20,400
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		90,000	90,225
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		170,000	167,875
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26		65,000	66,950
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		142,000	146,260
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		80,000	80,600
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		85,000	73,313
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25		32,000	32,483
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		72,000	71,269
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		239,000	248,919
Vertiv Group Corp. 144A sr. unsec. notes 9.25%, 10/15/24		72,000	71,640

			2,714,624
Communication services (3.0%)
Altice Financing SA 144A company guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)		200,000	204,500
Altice France SA 144A sr. bonds 6.25%, 5/15/24 (France)		200,000	201,500
Altice Luxembourg SA company guaranty sr. unsec. sub. notes Ser. REGS, 6.25%, 2/15/25 (Luxembourg)	EUR	100,000	102,569
Altice Luxembourg SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)		$200,000	200,000
Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20		66,000	68,970
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		178,000	183,785
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24		220,000	229,350
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		69,000	72,191
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23		84,000	85,973
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		25,000	25,859
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		25,000	25,570
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		207,000	201,245
CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27		12,000	10,640
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		318,000	322,770
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		146,000	156,038
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28		445,000	476,840
CSC Holdings, LLC 144A sr. unsec. unsub. notes 5.125%, 12/15/21		256,000	256,320
Digicel Group Two Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)		200,000	127,000
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		312,000	262,080
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)		111,000	116,583
Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26(R)		30,000	31,604
Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25		70,000	46,069
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		151,000	140,430
Intelsat Connect Finance SA 144A company guaranty sr. unsec. notes 9.50%, 2/15/23 (Luxembourg)		81,000	71,709
Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)		8,000	8,340
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.625%, 2/1/23		178,000	180,003
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		179,000	178,553
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		36,000	37,530
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		116,000	111,505
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		523,000	547,843
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		175,000	183,750
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		135,000	140,576
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		27,000	27,911
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		105,000	104,081
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		45,000	44,975
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. bonds Ser. REGS, 6.25%, 1/15/29 (Germany)	EUR	231,300	287,681
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		$172,000	177,160
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		60,000	61,200
Virgin Media Secured Finance PLC company guaranty sr. notes Ser. REGS, 5.125%, 1/15/25 (United Kingdom)	GBP	100,000	132,660
Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	100,000	131,009

			5,974,372
Consumer cyclicals (4.1%)
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27		$141,000	127,429
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26		45,000	40,613
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25		135,000	126,198
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		30,000	30,413
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23		86,000	88,795
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		125,000	128,125
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		95,000	97,138
CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		214,000	212,930
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		52,000	52,780
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		65,000	66,092
Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22		105,000	107,231
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		80,000	73,080
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		160,000	154,099
Eldorado Resorts, Inc. company guaranty sr. unsec. notes 6.00%, 9/15/26		20,000	20,300
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		65,000	68,017
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		70,000	70,749
Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26		31,000	31,549
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		154,000	163,625
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		90,000	90,243
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		135,000	136,519
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		170,000	169,774
iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19 (In default)(NON)		166,000	117,860
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		50,000	52,250
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		80,000	83,200
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		25,000	24,875
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		50,000	48,313
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		170,000	163,200
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22		82,000	87,945
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21		174,000	179,220
Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24		50,000	52,375
JC Penney Corp., Inc. company guaranty sr. unsec. unsub. bonds 7.40%, 4/1/37		84,000	29,820
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		60,000	56,550
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		38,000	36,100
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		69,000	73,226
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		129,000	132,709
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24		90,000	94,275
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		67,000	67,419
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		65,000	67,113
Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)		71,000	72,420
Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)		39,000	37,976
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		120,000	126,000
MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21		175,000	186,813
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		193,000	196,136
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		406,000	412,090
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		61,000	58,636
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		124,000	122,450
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25		125,000	128,125
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		66,000	67,485
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		85,000	82,663
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		200,000	203,250
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		48,000	47,280
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		109,000	108,455
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		9,000	10,125
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		155,000	159,650
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 9.375%, 4/1/27		25,000	25,594
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		17,000	17,234
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21		165,000	165,413
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		131,000	134,265
Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22		205,000	215,424
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/15/26		130,000	132,685
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24		80,000	80,700
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24		105,000	108,806
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		157,000	157,000
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		155,000	153,264
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24		195,000	192,683
Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25		95,000	95,713
Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22		7,000	7,158
Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25		30,000	31,413
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		151,000	154,775
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		10,000	9,550
Star Merger Sub, Inc. 144A sr. notes 6.875%, 8/15/26		45,000	46,013
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		100,000	98,813
Tendam Brands SAU sr. notes Ser. REGS, 5.00%, 9/15/24 (Spain)	EUR	100,000	112,497
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		$111,000	111,555
Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22		107,000	109,207
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		70,000	67,375
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		81,000	69,790
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26		30,000	30,788
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		87,000	84,390
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		90,000	91,575
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		220,000	207,900

			8,153,283
Consumer staples (0.8%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		135,000	133,313
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)		100,000	99,000
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertson's, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		80,000	82,300
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		81,000	72,698
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27		10,000	10,650
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6.375%, 7/15/26		35,000	35,875
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		81,000	85,050
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		180,000	180,900
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		70,000	68,863
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		115,000	116,078
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		115,000	117,300
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		65,000	63,863
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		130,000	131,788
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		32,000	32,360
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		142,000	143,065
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		90,000	89,100
Netflix, Inc. 144A sr. unsec. bonds 6.375%, 5/15/29		50,000	54,063
Netflix, Inc. 144A sr. unsec. unsub. bonds 5.875%, 11/15/28		65,000	68,656

			1,584,922
Energy (4.6%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		34,000	35,573
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company guaranty sr. unsec. notes 7.875%, 12/15/24		18,000	6,660
Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23		40,000	40,550
Antero Resources Corp. company guaranty sr. unsec. notes 5.00%, 3/1/25		130,000	127,725
Apergy Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		103,000	104,288
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		44,000	48,193
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 7.00%, 11/1/26		35,000	33,644
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		163,000	128,004
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		75,000	83,531
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		219,000	238,163
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		201,000	210,799
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 6/15/27		43,000	42,355
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 1/15/25		85,000	86,700
Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23		20,000	19,550
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 9.75%, 8/15/26		105,000	96,600
Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44		70,000	71,151
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		148,000	136,900
DCP Midstream Operating LP company guaranty sr. unsec. unsub. notes 5.375%, 7/15/25		52,000	54,210
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		79,000	81,370
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		90,000	87,525
Denbury Resources, Inc. 144A notes 7.50%, 2/15/24		35,000	29,881
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		140,000	146,125
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24		50,000	51,115
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		120,000	125,700
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 5.50%, 1/30/26		50,000	51,250
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.875%, 1/15/24		91,000	99,332
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.50%, 6/1/27		50,000	54,172
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		220,000	209,143
Ensco PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)		81,000	68,344
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 9.375%, 5/1/24		181,000	64,255
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 7.75%, 5/15/26		71,000	57,688
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26		129,000	131,258
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24		181,000	187,335
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		110,000	97,350
Jagged Peak Energy, LLC company guaranty sr. unsec. notes 5.875%, 5/1/26		49,000	48,586
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		7,000	6,528
MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)		37,000	34,225
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		90,000	88,666
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		115,000	103,066
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/23		15,000	14,318
Nine Energy Service, Inc. 144A sr. unsec. notes 8.75%, 11/1/23		45,000	46,463
Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		46,000	41,416
Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26		68,000	63,070
Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23		61,000	61,000
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		66,000	66,660
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26		95,000	90,488
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%, 5/3/22 (Indonesia)		200,000	207,947
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		285,000	293,052
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		519,000	571,082
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		432,000	462,780
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		1,001,000	1,058,558
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		475,000	481,650
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		57,000	57,855
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)		378,000	84,105
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		297,000	62,370
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)		760,000	169,100
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.375%, 1/23/45 (Mexico)		519,000	465,136
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		70,000	69,409
Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21		108,000	109,620
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23		69,000	71,884
Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23		16,000	15,026
Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22		83,000	82,066
SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24		74,000	61,235
SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21		54,000	48,398
Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)		20,000	2
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		40,000	38,000
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		74,000	74,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		85,000	85,237
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		104,000	102,570
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29		30,000	32,588
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/15/27		45,000	48,544
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		75,600	76,640
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		32,000	33,280
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 7.50%, 4/15/31		115,000	98,325
Transocean, Inc. 144A company guaranty sr. unsec. notes 9.00%, 7/15/23		4,000	4,265
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		85,000	87,231
USA Compression Partners LP/USA Compression Finance Corp. 144A sr. unsec. notes 6.875%, 9/1/27		25,000	25,406
Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes 5.625%, 3/15/25 (Canada)		16,000	15,520
Whiting Petroleum Corp. sr. unsec. notes 6.625%, 1/15/26		70,000	68,600
Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32		37,000	51,485
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		22,000	24,750
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		83,000	84,245
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22		22,000	22,825

			9,115,711
Financials (2.7%)
Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22		150,000	151,688
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		332,000	412,095
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		85,000	90,534
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		72,000	86,580
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		50,000	52,813
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		80,000	86,803
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25		75,000	80,430
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		125,000	131,094
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		65,000	69,163
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		84,000	87,465
CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20		83,000	81,755
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		174,000	180,090
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6.625%, 3/15/26		45,000	45,747
Dresdner Funding Trust I jr. unsec. sub. notes 8.151%, 6/30/31		250,000	315,000
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		80,000	79,466
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		60,000	59,790
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		91,000	80,763
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		75,000	66,563
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		90,000	94,163
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		71,000	74,188
goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)		75,000	78,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		75,000	78,188
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22		75,000	76,939
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20		68,000	68,646
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22		195,000	197,438
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)		200,000	190,321
iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)		45,000	45,169
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)		45,000	44,156
Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)		86,000	87,935
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		160,000	162,048
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)		40,000	37,600
Miller Homes Group Holdings PLC company guaranty sr. notes Ser. REGS, 5.50%, 10/15/24 (United Kingdom)	GBP	100,000	128,956
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26		$30,000	30,488
Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		100,000	100,000
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		135,000	122,850
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)		200,000	214,500
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)		95,000	118,869
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		200,000	203,750
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		50,000	50,906
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		95,000	97,969
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		120,000	119,400
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		65,000	61,100
Travelport Corporate Finance PLC 144A company guaranty sr. notes 6.00%, 3/15/26 (United Kingdom)		117,000	126,360
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		200,000	200,395
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		300,000	309,375
WeWork Cos, Inc. 144A company guaranty sr. unsec. notes 7.875%, 5/1/25		185,000	170,200

			5,448,498
Health care (1.9%)
Bausch Health Americas, Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26		110,000	120,373
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		115,000	121,900
Bausch Health Cos, Inc. 144A sr. notes 5.75%, 8/15/27		35,000	35,886
Bausch Health Cos., Inc. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 5/15/23	EUR	100,000	113,142
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		$35,000	35,744
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25		90,000	97,767
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		150,000	148,500
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23		118,000	119,475
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		130,000	137,540
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22		45,000	46,575
Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24		155,000	162,409
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		135,000	137,363
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		50,000	52,188
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		366,000	344,369
CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22		85,000	56,525
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		45,000	43,200
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		130,000	139,291
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24		95,000	100,718
HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22		74,000	81,585
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23		150,000	152,813
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21		149,000	161,293
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)		132,000	102,960
Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22		105,000	109,002
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		25,000	24,719
Par Pharmaceutical, Inc. 144A company guaranty sr. notes 7.50%, 4/1/27		90,000	91,238
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		35,000	34,781
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		478,000	490,548
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		55,000	55,085
Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20		164,000	169,945
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		45,000	46,712
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		200,000	200,667
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25		60,000	62,100
WellCare Health Plans, Inc. 144A sr. unsec. notes 5.375%, 8/15/26		40,000	41,850

			3,838,263
Technology (0.7%)
Avaya, Inc. 144A escrow notes 7.00%, 4/1/20(F)		546,000	—
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		320,000	344,176
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		103,000	109,216
First Data Corp. 144A notes 5.75%, 1/15/24		214,000	220,046
First Data Corp. 144A sr. notes 5.375%, 8/15/23		150,000	153,188
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24		37,000	32,963
Nutanix, Inc. cv. sr. unsec. notes zero %, 1/15/23		18,000	19,103
Qorvo, Inc. 144A sr. unsec. notes 5.50%, 7/15/26		75,000	77,445
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27		63,000	63,630
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		75,000	75,563
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		280,000	269,150
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		145,000	138,475

			1,502,955
Transportation (0.1%)
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		162,000	162,810

			162,810
Utilities and power (1.0%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.50%, 4/15/25		280,000	290,500
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27		131,000	136,265
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.875%, 5/15/23		85,000	86,063
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.50%, 3/15/23		50,000	50,500
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25		247,000	245,765
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		65,000	64,675
Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24		40,000	40,900
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		290,000	317,710
GenOn Energy, Inc./NRG Americas, Inc. company guaranty sub. FRN (BBA LIBOR USD 6 Month + 6.50%), 9.392%, 12/1/23		42,275	41,958
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		80,000	88,000
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		148,000	159,285
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		45,000	47,700
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20(F)		119,000	476
Vistra Energy Corp. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24		84,000	88,832
Vistra Energy Corp. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		60,000	65,400
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27		56,000	58,240
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26		129,000	134,160

			1,916,429

Total corporate bonds and notes (cost $46,347,078)			$45,802,058

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (11.1%)(a)
		Principal amount	Value
Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)		$160,000	$125,400
Argentina (Republic of) sr. unsec. unsub. notes 7.50%, 4/22/26 (Argentina)		1,700,000	1,434,375
Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)		1,233,000	992,565
Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)		285,000	203,775
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%, 1/13/28 (Brazil)		888,000	894,092
Brazil (Federal Republic of) sr. unsec. unsub. notes 4.25%, 1/7/25 (Brazil)		405,000	411,581
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina)		200,000	146,500
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 2/15/23 (Argentina)		215,000	174,956
Buenos Aires (Province of) unsec. FRN (Argentina Deposit Rates BADLAR + 3.83%), 45.784%, 5/31/22 (Argentina)	ARS	6,180,000	135,391
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)		$390,000	286,163
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)		520,000	503,750
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)		525,000	438,758
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%, 9/1/24 (Argentina)		478,000	385,985
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 7.45%, 4/30/44 (Dominican Republic)		305,000	343,888
Dominican (Republic of) sr. unsec. unsub. notes 7.50%, 5/6/21 (Dominican Republic)		260,000	269,750
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		260,000	305,500
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		320,000	350,800
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 6.125%, 1/31/22 (Egypt)		200,000	202,250
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 5.577%, 2/21/23 (Egypt)		200,000	198,500
Egypt (Arab Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 6/11/25 (Egypt)		200,000	198,500
Egypt (Arab Republic of) 144A sr. unsec. notes 5.577%, 2/21/23 (Egypt)		390,000	387,555
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/30/25 (El Salvador)		250,000	242,500
Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	832,000	1,005,561
Hellenic (Republic of) sr. unsec. notes 3.45%, 4/2/24 (Greece)	EUR	508,000	592,603
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.00%, 2/24/20), 2/24/40 (Greece)(STP)	EUR	16,000	16,154
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece)(STP)	EUR	62,000	66,666
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece)(STP)	EUR	63,000	69,063
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/31 (Greece)(STP)	EUR	167,000	184,603
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece)(STP)	EUR	1,108,933	1,224,901
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece)(STP)	EUR	633,267	710,495
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)	EUR	546,533	614,030
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/27 (Greece)(STP)	EUR	106,000	119,964
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)	EUR	500,000	573,697
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece)(STP)	EUR	604,753	696,827
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)	EUR	690,192	806,524
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		$1,045,000	1,102,475
Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)		425,000	520,068
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		220,000	227,148
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		295,000	271,400
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)		275,000	268,125
Ivory Coast (Republic of) 144A sr. unsec. bonds 6.125%, 6/15/33 (Ivory Coast)		515,000	474,646
Ivory Coast (Republic of) 144A sr. unsec. unsub. bonds 5.25%, 3/22/30 (Ivory Coast)	EUR	245,000	262,953
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		$1,784,000	1,956,459
Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		235,000	241,756
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		285,000	277,388
Turkey (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		220,000	206,250
United Mexican States sr. unsec. notes 4.00%, 10/2/23 (Mexico)		220,000	226,189
United Mexican States sr. unsec. unsub. notes 4.15%, 3/28/27 (Mexico)		250,000	254,222
Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%, 3/31/38 (Venezuela)		265,000	74,200
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)		576,000	169,200
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		134,000	38,525
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)		932,000	272,610

Total foreign government and agency bonds and notes (cost $22,396,083)			$22,157,236

PURCHASED SWAP OPTIONS OUTSTANDING (3.3%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
2.785/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785		$2,984,300	$270,795
(2.785)/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785		2,984,300	243,996
Citibank, N.A.
2.41/3 month USD-LIBOR-BBA/Apr-21	Apr-19/2.41		42,714,400	62,790
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		2,141,800	137,161
0.025/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/0.025	EUR	26,650,900	116,892
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		$2,141,800	103,792
-0.065/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/-0.065	EUR	26,650,900	66,966
2.10625/3 month USD-LIBOR-BBA/Apr-24	Apr-19/2.10625		$30,303,700	24,849
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162		9,328,700	733,982
1.376/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-19/1.376	EUR	6,240,000	560,748
1.758/6 month EUR-EURIBOR-Reuters/Sep-49	Sep-19/1.758	EUR	2,489,000	476,042
3.096/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096		$7,462,900	459,342
1.288/6 month EUR-EURIBOR-Reuters/Feb-50	Feb-20/1.288	EUR	3,059,700	235,828
2.56/3 month USD-LIBOR-BBA/Feb-22	Feb-20/2.56		$21,241,500	167,595
2.486/3 month USD-LIBOR-BBA/Jan-22	Jan-20/2.486		21,241,500	147,841
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		2,557,500	141,404
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		2,557,500	139,537
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		2,557,500	137,926
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		2,557,500	135,982
(3.162)/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162		9,328,700	94,033
(1.288)/6 month EUR-EURIBOR-Reuters/Feb-50	Feb-20/1.288	EUR	3,059,700	73,621
(2.486)/3 month USD-LIBOR-BBA/Jan-22	Jan-20/2.486		$21,241,500	49,918
(2.56)/3 month USD-LIBOR-BBA/Feb-22	Feb-20/2.56		21,241,500	41,421
(3.096)/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096		7,462,900	14,777
(3.095)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.095		18,657,300	2,425
(1.516)/3 month GBP-LIBOR-BBA/Apr-29	Apr-19/1.516	GBP	6,633,200	605
Morgan Stanley & Co. International PLC
3.02/3 month USD-LIBOR-BBA/Aug-20	Aug-19/3.02		$62,708,000	364,961
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		2,490,200	347,632
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		2,490,200	343,199
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		2,490,200	342,975
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		4,033,600	173,889
2.764/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764		4,033,600	171,630
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		4,033,600	72,685
(2.764)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764		4,033,600	72,484
(0.60)/6 month EUR-EURIBOR-Reuters/Apr-29	Apr-19/0.60	EUR	4,006,500	3,550
(0.80)/6 month EUR-EURIBOR-Reuters/May-29	May-19/0.80	EUR	26,157,400	2,934
(3.0975)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.0975		$18,657,300	2,425
NatWest Markets PLC
(1.52)/3 month GBP-LIBOR-BBA/Apr-29	Apr-19/1.52	GBP	5,191,900	407

Total purchased swap options outstanding (cost $5,825,034)				$6,539,039

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
	Expiration	Notional		Contract
Counterparty	date/strike price	amount		amount	Value
Bank of America N.A.
GBP/USD (Call)	Jul-19/$1.37	$6,851,864	GBP	5,260,750	$43,283
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.00	6,964,700		$6,964,700	7
JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Call)	Apr-19/$94.56	3,000,000		3,000,000	73,821
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	May-19/99.63	16,000,000		16,000,000	50,432
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Apr-19/99.85	3,000,000		3,000,000	45,348
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/101.07	10,000,000		10,000,000	23,520
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/101.32	10,000,000		10,000,000	34,230
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/101.44	10,000,000		10,000,000	40,780
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/101.19	10,000,000		10,000,000	28,480
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/99.82	10,000,000		10,000,000	2,600
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/99.94	10,000,000		10,000,000	3,320
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/99.57	10,000,000		10,000,000	1,560
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/99.69	10,000,000		10,000,000	2,020

Total purchased options outstanding (cost $392,891)					$349,401

SENIOR LOANS (1.2%)(a)(c)
	Principal amount	Value
Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 6.303%, 4/21/24	$63,863	$47,705
Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.778%, 12/15/24	83,093	82,615
Boyd Gaming Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.662%, 9/15/23	89,753	88,542
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 6.033%, 4/3/24	54,175	52,753
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 7.037%, 12/31/22	80,000	78,400
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 6.633%, 5/5/24	72,455	71,731
Eagleclaw Midstream Ventures, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.879%, 6/30/24	91,224	85,466
First Data Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 4.49%, 4/26/24	91,342	91,045
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 7.243%, 4/16/21	2,346	2,338
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.249%, 3/31/24	56,749	56,060
HFOTCO, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.25%, 6/26/25	105,083	103,638
iHeartCommunications, Inc. bank term loan FRN Ser. D, (BBA LIBOR USD 3 Month + 8.75%), 11.243%, 1/30/20 (In default)(NON)	319,000	226,889
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.727%, 5/21/24	156,000	148,590
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.761%, 10/16/23	58,227	57,717
KCA Deutag US Finance, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.75%), 9.553%, 3/21/23	44,971	38,282
Murray Energy Corp. bank term loan FRN Ser. B2, (BBA LIBOR USD 3 Month + 7.25%), 9.749%, 10/17/22	79,186	65,428
Navistar Financial Corp Owner Trust bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.25%, 7/30/25	29,850	29,738
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.89%, 11/6/24	240,461	239,158
Oryx Southern Delaware Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.743%, 2/28/25	84,150	81,415
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.738%, 11/3/23	30,067	28,075
Refinitiv US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.243%, 10/1/25	127,680	123,770
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 6.128%, 9/7/23	75,892	54,718
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 10.50%, 2/28/26	75,000	64,875
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 6.00%, 2/28/25	76,208	71,445
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 7.00%), 9.493%, 11/28/22	112,575	109,198
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.499%, 3/28/25	94,025	87,114
Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 7.633%, 3/18/26 (Luxembourg)	75,000	73,031
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.797%, 7/24/24	59,398	57,023

Total senior loans (cost $2,498,911)		$2,316,759

CONVERTIBLE BONDS AND NOTES (1.0%)(a)
	Principal amount	Value
Basic materials (—%)
Patrick Industries, Inc. cv. sr. unsec. notes 1.00%, 2/1/23	$14,000	$12,495

		12,495
Capital goods (0.1%)
Dycom Industries, Inc. cv. sr. unsec. notes 0.75%, 9/15/21	25,000	23,002
Fortive Corp. 144A cv. company guaranty sr. unsec. notes 0.875%, 2/15/22	20,000	21,021
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22	16,000	9,767
II-VI, Inc. cv. sr. unsec. notes 0.25%, 9/1/22	12,000	12,553
Kaman Corp. cv. sr. unsec. notes 3.25%, 5/1/24	23,000	25,298

		91,641
Communication services (0.1%)
8x8, Inc. 144A cv. sr. unsec. notes 0.50%, 2/1/24	14,000	14,295
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	46,000	39,077
GCI Liberty, Inc. 144A cv. sr. unsec. bonds 1.75%, 9/30/46	7,000	7,645
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/15/23	17,000	24,230

		85,247
Consumer cyclicals (0.1%)
Euronet Worldwide, Inc. 144A cv. sr. unsec. bonds 0.75%, 3/15/49	21,000	22,620
Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46	41,000	47,138
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	44,000	49,320
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23	19,000	21,280
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23	20,000	23,062
Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 0.35%, 6/15/20	44,000	59,475
Square, Inc. 144A cv. sr. unsec. notes 0.50%, 5/15/23	21,000	25,300

		248,195
Consumer staples (0.1%)
Chegg, Inc. 144A cv. sr. unsec. notes 0.125%, 3/15/25	19,000	18,718
Etsy, Inc. cv. sr. unsec. notes zero %, 3/1/23	9,000	17,358
IAC FinanceCo, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 10/1/22	14,000	20,549
Liberty Expedia Holdings, Inc. cv. sr. unsec. unsub. bonds 1.00%, 6/30/47	23,000	22,405
Wayfair, Inc. cv. sr. unsec. sub. notes 0.375%, 9/1/22	17,000	26,056

		105,086
Energy (—%)
CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $24,845) (Cayman Islands)(RES)	35,887	12,202
Cheniere Energy, Inc. cv. sr. unsec. unsub. notes 4.25%, 3/15/45	23,000	17,983
Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 5.50%, 9/15/26	33,000	30,578
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23	20,000	18,673

		79,436
Financials (—%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)	14,000	14,108
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes 3.50%, 1/15/22(R)	29,000	33,149
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23	24,000	23,285

		70,542
Health care (0.2%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 0.599%, 8/1/24	32,000	32,740
Clovis Oncology, Inc. cv. sr. unsec. notes 1.25%, 5/1/25	8,000	6,239
CONMED Corp. 144A cv. sr. unsec. notes 2.625%, 2/1/24	15,000	16,643
DexCom, Inc. 144A cv. sr. unsec. notes 0.75%, 12/1/23	26,000	26,780
Exact Sciences Corp. cv. sr. unsec. notes 1.00%, 1/15/25	9,000	12,285
Exact Sciences Corp. cv. sr. unsec. notes 0.375%, 3/15/27	7,000	7,124
Illumina, Inc. 144A cv. sr. unsec. notes zero %, 8/15/23	38,000	40,435
Insulet Corp. 144A cv. sr. unsec. notes 1.375%, 11/15/24	17,000	20,474
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. bonds 1.875%, 8/15/21 (Ireland)	50,000	50,617
Ligand Pharmaceuticals, Inc. 144A cv. sr. sub. unsec. notes 0.75%, 5/15/23	19,000	16,248
Medicines Co. (The) cv. sr. unsec. notes 2.50%, 1/15/22	38,000	37,980
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	10,000	13,514
Sarepta Therapeutics, Inc. cv. sr. unsec. notes 1.50%, 11/15/24 (acquired 1/7/19, cost $8,213)(RES)	5,000	9,022
Supernus Pharmaceuticals, Inc. cv. sr. unsec. notes 0.625%, 4/1/23	18,000	17,430
Tabula Rasa HealthCare, Inc. 144A cv. sr. unsec. sub. notes 1.75%, 2/15/26	19,000	20,205
Teladoc, Inc. 144A cv. sr. unsec. notes 1.375%, 5/15/25	19,000	24,502
Wright Medical Group, Inc. 144A cv. company guaranty sr. unsec. notes 1.625%, 6/15/23	23,000	25,717

		377,955
Technology (0.4%)
Akamai Technologies, Inc. 144A cv. sr. unsec. notes 0.125%, 5/1/25	29,000	28,903
Alteryx, Inc. 144A cv.sr. unsec. notes 0.50%, 6/1/23	7,000	13,940
Carbonite, Inc. cv. sr. unsec. unsub. notes 2.50%, 4/1/22	10,000	11,637
Coupa Software, Inc. 144A cv. sr. unsec. notes 0.375%, 1/15/23	10,000	20,896
DocuSign, Inc. 144A cv. sr. unsec. notes 0.50%, 9/15/23	26,000	26,650
Everbridge, Inc. cv. sr. unsec. unsub. notes 1.50%, 11/1/22	10,000	22,596
HubSpot, Inc. cv. sr. unsec. notes 0.25%, 6/1/22	11,000	19,836
Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21	15,000	15,645
Intel Corp. cv. jr. unsec. sub. notes 3.25%, 8/1/39	15,000	39,384
J2 Global, Inc. cv. sr. unsec. notes 3.25%, 6/15/29	18,000	24,003
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27	76,000	83,659
New Relic, Inc. 144A cv. sr. unsec. notes 0.50%, 5/1/23	21,000	23,549
Nice Systems, Inc. cv. company guaranty sr. unsec. notes 1.25%, 1/15/24	14,000	21,355
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25	18,000	17,810
Okta, Inc. cv. sr. unsec. notes 0.25%, 2/15/23	12,000	21,666
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23	36,000	44,311
OSI Systems, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/1/22	20,000	20,225
Palo Alto Networks, Inc. 144A cv. sr. unsec. notes 0.75%, 7/1/23	46,000	50,933
Pluralsight, Inc. 144A cv. sr. unsec. notes 0.375%, 3/1/24	21,000	22,412
RealPage, Inc. cv. sr. unsec. notes 1.50%, 11/15/22	17,000	26,172
Red Hat, Inc. cv. sr. unsec. unsub. bonds 0.25%, 10/1/19	9,000	22,335
ServiceNow, Inc. cv. sr. unsec. unsub. notes zero %, 6/1/22	17,000	31,492
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 9/15/25	26,000	28,478
TTM Technologies, Inc. cv. sr. unsec. notes 1.75%, 12/15/20	12,000	15,595
Twilio, Inc. 144A cv. sr. unsec. notes 0.25%, 6/1/23	10,000	19,051
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21	26,000	24,465
Vocera Communications, Inc. 144A cv. sr. unsec. notes 1.50%, 5/15/23	11,000	12,897
Western Digital Corp. 144A cv. company guaranty sr. unsec. notes 1.50%, 2/1/24	12,000	10,554
Wix.com, Ltd. 144A cv. sr. unsec. notes zero %, 7/1/23 (Israel)	19,000	20,876
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22	25,000	35,297

		776,622
Transportation (—%)
Air Transport Services Group, Inc. cv. sr. unsec. notes 1.125%, 10/15/24	27,000	26,929

		26,929
Utilities and power (—%)
NRG Energy, Inc. 144A cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48	40,000	45,489

		45,489

Total convertible bonds and notes (cost $1,837,056)		$1,919,637

COMMON STOCKS (0.1%)(a)
	Shares	Value
Advanz Pharma Corp. (Canada)(NON)	430	$7,473
Avaya Holdings Corp.(NON)	4,903	82,518
CHC Group, LLC (Units) (acquired 3/23/17, cost $10,107) (Cayman Islands)(NON)(RES)	697	35
GenOn Energy, Inc.	528	73,920
MWO Holdings, LLC (Units)(F)	98	3,315
Nine Point Energy(F)	648	9,357
Tervita Corp. (Canada)(NON)	191	861
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	10,369	7,362
Tribune Media Co. Class 1C	55,356	35,981

Total common stocks (cost $371,584)		$220,822

PREFERRED STOCKS (0.1%)(a)
	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	6,980	$181,759

Total preferred stocks (cost $175,813)		$181,759

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value
Nine Point Energy 6.75% cv. pfd.	13	$15,293

Total convertible preferred stocks (cost $13,000)		$15,293

SHORT-TERM INVESTMENTS (25.6%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 2.64%(AFF)	Shares	43,456,745	$43,456,745
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.39%(P)	Shares	727,000	727,000
U.S. Treasury Bills 2.547%, 6/13/19(SEG)(SEGSF)(SEGCCS)		$2,953,000	2,938,846
U.S. Treasury Bills 2.532%, 6/6/19(SEG)(SEGSF)(SEGCCS)		535,000	532,685
U.S. Treasury Bills 2.528%, 6/20/19(SEG)(SEGSF)(SEGCCS)		495,000	492,400
U.S. Treasury Bills 2.479%, 4/11/19(SEGSF)(SEGCCS)		2,518,000	2,516,339
U.S. Treasury Bills 2.473%, 4/18/19(SEGCCS)		23,000	22,974
U.S. Treasury Bills 2.456%, 5/16/19(SEG)(SEGSF)(SEGCCS)		361,000	359,934

Total short-term investments (cost $51,045,955)			$51,046,923
TOTAL INVESTMENTS

Total investments (cost $268,880,019)			$268,525,764

	FORWARD CURRENCY CONTRACTS at 3/31/19 (aggregate face value $118,296,018) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	4/17/19	$2,000,398	$2,000,717	$(319)
		Brazilian Real	Buy	4/2/19	790,146	814,982	(24,836)
		Brazilian Real	Sell	4/2/19	790,146	809,170	19,024
		Canadian Dollar	Buy	4/17/19	1,650,024	1,675,764	(25,740)
		Canadian Dollar	Sell	4/17/19	1,650,024	1,647,407	(2,617)
		Euro	Sell	6/19/19	1,556,976	1,593,857	36,881
		Hong Kong Dollar	Sell	5/15/19	54,495	54,485	(10)
		Japanese Yen	Sell	5/15/19	155,429	157,594	2,165
		New Zealand Dollar	Buy	4/17/19	1,659,661	1,652,786	6,875
		New Zealand Dollar	Sell	4/17/19	1,659,661	1,660,539	878
		Norwegian Krone	Buy	6/19/19	1,654,651	1,669,154	(14,503)
		Swedish Krona	Sell	6/19/19	41,338	41,729	391
	Barclays Bank PLC
		Australian Dollar	Buy	4/17/19	228,493	227,299	1,194
		Canadian Dollar	Sell	4/17/19	3,282,231	3,309,822	27,591
		Euro	Sell	6/19/19	3,359,540	3,416,563	57,023
		Hong Kong Dollar	Sell	5/15/19	68,094	68,260	166
		Japanese Yen	Buy	5/15/19	21,364	7,344	14,020
		New Zealand Dollar	Buy	4/17/19	1,661,704	1,657,094	4,610
		New Zealand Dollar	Sell	4/17/19	1,661,704	1,661,310	(394)
		Norwegian Krone	Buy	6/19/19	1,906,106	1,922,213	(16,107)
		Swedish Krona	Buy	6/19/19	844,284	839,399	4,885
	Citibank, N.A.
		Australian Dollar	Buy	4/17/19	2,003,948	2,004,105	(157)
		British Pound	Buy	6/19/19	139,903	140,546	(643)
		Canadian Dollar	Sell	4/17/19	1,231,174	1,247,062	15,888
		Euro	Sell	6/19/19	2,116,353	2,152,381	36,028
		Japanese Yen	Sell	5/15/19	2,053,204	2,101,010	47,806
		New Zealand Dollar	Buy	4/17/19	824,994	826,281	(1,287)
		New Zealand Dollar	Sell	4/17/19	824,994	832,879	7,885
		Norwegian Krone	Buy	6/19/19	16,002	16,038	(36)
	Credit Suisse International
		Australian Dollar	Buy	4/17/19	1,645,477	1,661,890	(16,413)
		Canadian Dollar	Sell	4/17/19	142,686	144,341	1,655
		Euro	Sell	6/19/19	2,316,212	2,345,466	29,254
		Japanese Yen	Sell	5/15/19	421,994	430,961	8,967
	Goldman Sachs International
		Australian Dollar	Buy	4/17/19	2,044,931	2,058,903	(13,972)
		Brazilian Real	Buy	4/2/19	1,617,940	1,662,885	(44,945)
		Brazilian Real	Sell	4/2/19	1,617,940	1,632,029	14,089
		Canadian Dollar	Buy	4/17/19	465,639	464,785	854
		Canadian Dollar	Sell	4/17/19	465,639	459,208	(6,431)
		Euro	Sell	6/19/19	919,462	932,299	12,837
		Japanese Yen	Sell	5/15/19	1,629,914	1,661,818	31,904
		New Zealand Dollar	Sell	4/17/19	830,852	822,299	(8,553)
		Norwegian Krone	Buy	6/19/19	4,958,626	4,999,630	(41,004)
		South African Rand	Buy	4/17/19	117,656	117,088	568
		South African Rand	Sell	4/17/19	117,656	117,576	(80)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/17/19	2,325,629	2,321,752	3,877
		British Pound	Buy	6/19/19	1,118,046	1,140,677	(22,631)
		Canadian Dollar	Sell	4/17/19	1,239,783	1,241,181	1,398
		Chinese Yuan (Offshore)	Buy	5/15/19	544,162	539,942	4,220
		Euro	Sell	6/19/19	2,245,979	2,284,243	38,264
		Japanese Yen	Buy	5/15/19	360,272	353,278	6,994
		Mexican Peso	Buy	4/17/19	131,766	133,751	(1,985)
		Mexican Peso	Sell	4/17/19	131,766	132,868	1,102
		New Zealand Dollar	Buy	4/17/19	836,778	839,659	(2,881)
		New Zealand Dollar	Sell	4/17/19	836,778	828,374	(8,404)
		Norwegian Krone	Sell	6/19/19	645,272	646,008	736
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/17/19	1,653,219	1,659,065	(5,846)
		Australian Dollar	Sell	4/17/19	1,653,219	1,669,257	16,038
		British Pound	Buy	6/19/19	1,790,233	1,821,702	(31,469)
		Canadian Dollar	Sell	4/17/19	2,823,330	2,814,664	(8,666)
		Euro	Sell	6/19/19	780,238	813,475	33,237
		Japanese Yen	Buy	5/15/19	872,225	852,113	20,112
		New Zealand Dollar	Buy	4/17/19	822,950	820,679	2,271
		New Zealand Dollar	Sell	4/17/19	822,950	832,360	9,410
		Norwegian Krone	Buy	6/19/19	2,163,480	2,182,837	(19,357)
		Swedish Krona	Sell	6/19/19	156,688	156,696	8
		Swiss Franc	Buy	6/19/19	159,137	158,373	764
	NatWest Markets PLC
		Australian Dollar	Buy	4/17/19	3,797,232	3,781,805	15,427
		Canadian Dollar	Sell	4/17/19	1,648,452	1,663,448	14,996
		Euro	Sell	6/19/19	2,867,234	2,907,135	39,901
		Japanese Yen	Sell	5/15/19	1,267,009	1,269,850	2,841
		New Zealand Dollar	Buy	4/17/19	828,808	824,750	4,058
		New Zealand Dollar	Sell	4/17/19	828,808	827,897	(911)
		Norwegian Krone	Sell	6/19/19	824,476	828,801	4,325
	State Street Bank and Trust Co.
		Australian Dollar	Buy	4/17/19	347,605	336,205	11,400
		British Pound	Sell	6/19/19	750,246	749,310	(936)
		Canadian Dollar	Sell	4/17/19	641,264	574,850	(66,414)
		Euro	Sell	6/19/19	4,387,061	4,453,261	66,200
		Japanese Yen	Sell	5/15/19	2,501,329	2,539,581	38,252
		New Zealand Dollar	Buy	4/17/19	248,636	244,176	4,460
		Norwegian Krone	Buy	6/19/19	2,278,270	2,297,351	(19,081)
		Swedish Krona	Sell	6/19/19	1,485,490	1,489,026	3,536
	UBS AG
		Australian Dollar	Buy	4/17/19	2,494,389	2,492,696	1,693
		Canadian Dollar	Sell	4/17/19	817,788	823,912	6,124
		Euro	Sell	6/19/19	3,583,902	3,640,386	56,484
		Japanese Yen	Sell	5/15/19	784,566	824,702	40,136
	WestPac Banking Corp.
		Australian Dollar	Buy	4/17/19	2,322,859	2,328,560	(5,701)
		Canadian Dollar	Sell	4/17/19	401,633	405,592	3,959
		Euro	Sell	6/19/19	1,341,987	1,364,678	22,691
		New Zealand Dollar	Buy	4/17/19	835,212	833,316	1,896
		New Zealand Dollar	Sell	4/17/19	835,212	832,808	(2,404)

	Unrealized appreciation						860,248

	Unrealized (depreciation)						(414,733)

	Total						$445,515
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Schatz 2 yr (Short)	56	$7,034,046	$7,034,047	Jun-19	$(14,601)
U.K. Gilt 10 yr (Short)	8	1,347,984	1,347,983	Jun-19	(22,614)
U.S. Treasury Bond Ultra 30 yr (Long)	14	2,352,000	2,352,000	Jun-19	90,503
U.S. Treasury Note 2 yr (Long)	48	10,228,500	10,228,500	Jun-19	43,779
U.S. Treasury Note 5 yr (Short)	80	9,266,250	9,266,250	Jun-19	(98,285)
U.S. Treasury Note Ultra 10 yr (Long)	11	1,460,594	1,460,594	Jun-19	33,666

Unrealized appreciation					167,948

Unrealized (depreciation)					(135,500)

Total					$32,448

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/19 (premiums $5,053,002) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Citibank, N.A.
(2.421)/3 month USD-LIBOR-BBA/Apr-29	Apr-19/2.421		$9,610,700	$56,415
Goldman Sachs International
(2.20625)/3 month USD-LIBOR-BBA/Apr-24	Apr-19/2.20625		15,151,900	28,637
1.722/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	1,390,800	100,372
(1.722)/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	1,390,800	132,689
(0.115)/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/0.115	EUR	26,650,900	169,508
JPMorgan Chase Bank N.A.
1.361/3 month GBP-LIBOR-BBA/Apr-24	Apr-19/1.361	GBP	6,447,400	336
1.628/3 month GBP-LIBOR-BBA/Apr-49	Apr-19/1.628	GBP	1,273,600	498
3.415/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.415		$37,314,700	1,119
2.975/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975		9,328,700	18,937
2.56/3 month USD-LIBOR-BBA/Feb-24	Feb-22/2.56		21,241,500	117,253
2.486/3 month USD-LIBOR-BBA/Jan-24	Jan-22/2.486		21,241,500	128,511
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	3,059,700	140,103
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	3,059,700	221,001
(2.975)/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975		$9,328,700	222,490
(2.486)/3 month USD-LIBOR-BBA/Jan-24	Jan-22/2.486		21,241,500	228,134
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		9,328,700	233,591
(2.56)/3 month USD-LIBOR-BBA/Feb-24	Feb-22/2.56		21,241,500	245,127
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		9,328,700	671,853
(1.733)/6 month EUR-EURIBOR-Reuters/Sep-39	Sep-19/1.733	EUR	6,820,000	978,172
Morgan Stanley & Co. International PLC
0.90/6 month EUR-EURIBOR-Reuters/May-29	May-19/0.90	EUR	26,157,400	880
3.3975/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.3975		$37,314,700	1,119
1.369/3 month GBP-LIBOR-BBA/Apr-29	Apr-19/1.369	GBP	3,445,600	4,802
2.7225/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225		$2,933,600	26,930
2.715/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715		2,933,600	28,397
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		1,100,100	45,115
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		1,100,100	46,424
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		1,100,100	66,600
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		1,100,100	68,481
(2.715)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715		2,933,600	102,353
(2.7225)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225		2,933,600	102,969
(2.58)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/2.58		62,708,000	129,806
(0.50)/6 month EUR-EURIBOR-Reuters/May-29	May-19/0.50	EUR	26,157,400	158,447
(2.80)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/2.80		$62,708,000	237,663
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00		2,490,200	283,186
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00		2,490,200	283,459
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-25/3.00		2,490,200	291,030
NatWest Markets PLC
1.668/3 month GBP-LIBOR-BBA/Apr-29	Apr-19/1.668	GBP	10,383,700	14

Total				$5,572,421

WRITTEN OPTIONS OUTSTANDING at 3/31/19 (premiums $201,840) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
GBP/USD (Call)	Jul-19/$1.47	$10,277,828	GBP	7,891,150	$2,981
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.20	6,964,700		$6,964,700	7
JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Apr-19/$94.56	3,000,000		3,000,000	3
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-19/99.63	16,000,000		16,000,000	77,856
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/100.94	10,000,000		10,000,000	19,280
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/100.69	10,000,000		10,000,000	12,740
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/100.82	10,000,000		10,000,000	15,710
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/100.57	10,000,000		10,000,000	10,290
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/100.32	10,000,000		10,000,000	6,650
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/100.07	10,000,000		10,000,000	4,210
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/100.19	10,000,000		10,000,000	5,300
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/100.44	10,000,000		10,000,000	8,290
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Apr-19/99.85	3,000,000		3,000,000	3

Total					$163,320

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/19 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647		$4,973,900	$(194,479)	$(38,050)
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647		4,973,900	(194,479)	(54,912)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	94,062,100	(47,579)	53,044
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	94,062,100	(47,579)	(33,872)
Citibank, N.A.
2.19625/3 month USD-LIBOR-BBA/Apr-24 (Purchased)	Apr-19/2.19625		$23,924,000	(42,266)	(478)
(2.38875)/3 month USD-LIBOR-BBA/Apr-24 (Purchased)	Apr-19/2.38875		23,924,000	(37,481)	(3,589)
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		725,000	(93,344)	(16,813)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		725,000	(93,344)	(17,828)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654		4,973,900	(194,479)	(37,255)
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654		4,973,900	(194,479)	(55,608)
2.2925/3 month USD-LIBOR-BBA/Apr-24 (Written)	Apr-19/2.2925		11,962,000	39,873	2,392
(2.2925)/3 month USD-LIBOR-BBA/Apr-24 (Written)	Apr-19/2.2925		11,962,000	39,873	(2,751)
Goldman Sachs International
2.1975/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-19/2.1975		23,924,000	(44,259)	2,871
(2.3975)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-19/2.3975		23,924,000	(41,867)	(6,699)
(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725		1,208,400	(96,853)	(7,069)
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005		1,208,400	(83,742)	(7,988)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	(7,998)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005		1,208,400	(109,964)	(8,676)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725		1,208,400	(96,853)	(10,574)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	(15,830)
3.215/3 month USD-LIBOR-BBA/Nov-53 (Written)	Nov-23/3.215		2,387,900	277,832	131,024
2.2975/3 month USD-LIBOR-BBA/May-24 (Written)	May-19/2.2975		11,962,000	41,708	3,230
(2.2975)/3 month USD-LIBOR-BBA/May-24 (Written)	May-19/2.2975		11,962,000	41,708	(5,263)
(3.215)/3 month USD-LIBOR-BBA/Nov-53 (Written)	Nov-23/3.215		2,387,900	277,832	(130,021)
JPMorgan Chase Bank N.A.
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	979,500	(125,262)	49,829
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		$1,208,400	(69,846)	2,199
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		725,000	(77,793)	(16,095)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,208,400	(125,674)	(19,600)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		725,000	(112,085)	(19,959)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	979,500	(125,262)	(45,675)
(1.28)/6 month EUR-EURIBOR-Reuters/Aug-49 (Purchased)	Aug-19/1.28	EUR	4,642,900	(131,970)	(90,258)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$2,984,300	(416,683)	(96,124)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		2,984,300	(416,683)	(222,778)
0.215/6 month EUR-EURIBOR-Reuters/Aug-24 (Written)	Aug-19/0.215	EUR	26,157,400	129,001	92,721
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		$948,300	(108,201)	59,923
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		725,000	(78,010)	(13,333)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		725,000	(111,070)	(21,634)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		948,300	(108,201)	(54,252)
UBS AG
1.72/6 month EUR-EURIBOR-Reuters/Nov-58 (Purchased)	Nov-28/1.72	EUR	1,326,600	(231,823)	76,995
(1.72)/6 month EUR-EURIBOR-Reuters/Nov-58 (Purchased)	Nov-28/1.72	EUR	1,326,600	(231,823)	(73,007)

Unrealized appreciation					474,228

Unrealized (depreciation)					(1,133,989)

Total					$(659,761)

TBA SALE COMMITMENTS OUTSTANDING at 3/31/19 (proceeds receivable $21,743,300) (Unaudited)
Agency	Principal amount	Settlement date	Value
Federal National Mortgage Association, 4.50%, 4/1/49	$3,000,000	4/10/19	$3,125,625
Federal National Mortgage Association, 3.00%, 4/1/49	19,000,000	4/10/19	18,912,421

Total			$22,038,046

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited)
Swap counterparty/ notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International
ILS	2,255,000	$4,178	$—	3/19/24	3 month ILS-TELBOR03 — Quarterly	1.035% — Annually	$4,352
ILS	20,342,000	33,487	—	3/20/24	3 month ILS-TELBOR03 — Quarterly	1.02% — Annually	34,910

		Upfront premium received	—			Unrealized appreciation	39,262

		Upfront premium (paid)	—			Unrealized (depreciation)	—

		Total	$—			Total	$39,262

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$3,261,000	$92,443	(E)	$(37)	2/27/28	3 month USD-LIBOR-BBA — Quarterly	3.11% — Semiannually	$92,406
		3,819,000	97,774	(E)	(43)	3/7/28	3 month USD-LIBOR-BBA — Quarterly	3.05125% — Semiannually	97,731
		1,580,000	245,543		(54)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	260,028
		9,328,700	536,951		(132)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(542,952)
		5,149,400	302,996		(73)	3/4/29	3 month USD-LIBOR-BBA — Quarterly	3.073% — Semiannually	304,317
		27,986,000	58,071		(14,061)	1/22/20	3 month USD-LIBOR-BBA — Quarterly	2.86% — Semiannually	49,321
		27,986,000	128,512	(E)	13,328	1/22/21	2.77% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(115,184)
		686,100	4,248	(E)	(4)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	4,245
		1,775,800	9,541	(E)	(10)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(9,551)
		1,343,300	31,502		(18)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(31,603)
		31,333,000	557,915	(E)	(186,042)	6/19/26	3 month USD-LIBOR-BBA — Quarterly	2.60% — Semiannually	371,873
		158,912,200	652,335	(E)	832,647	6/19/21	2.55% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	180,312
		89,803,000	942,752	(E)	1,142,750	6/19/24	2.50% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	199,998
		34,447,500	720,779	(E)	(830,831)	6/19/29	3 month USD-LIBOR-BBA — Quarterly	2.65% — Semiannually	(110,052)
		359,700	16,615	(E)	(18,208)	6/19/49	3 month USD-LIBOR-BBA — Quarterly	2.80% — Semiannually	(1,593)
		3,717,300	35,195	(E)	(752)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	34,443
		1,285,100	7,898	(E)	(220)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	7,679
		571,969	18,984	(E)	(8)	3/5/30	3 month USD-LIBOR-BBA — Quarterly	2.806% — Semiannually	18,976
		1,099,300	21,002	(E)	(16)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(21,018)
		5,969,000	71,568	(E)	53,627	6/19/29	2.55% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(17,942)
		24,400,000	141,374	(E)	(66,452)	6/19/24	2.40% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(207,826)
		17,107,000	164,142	(E)	(15,844)	3/21/29	3 month USD-LIBOR-BBA — Quarterly	2.776% — Semiannually	148,297
		885,600	8,573	(E)	(30)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(8,604)
		12,440,500	52,200	(E)	(117)	4/10/24	3 month USD-LIBOR-BBA — Quarterly	2.20% — Semiannually	(52,318)
		10,367,100	37,093	(E)	(147)	4/16/29	3 month USD-LIBOR-BBA — Quarterly	2.375% — Semiannually	(37,240)
	AUD	40,030,000	251,120	(E)	22,085	6/19/24	1.90% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(229,035)
	AUD	2,187,000	28,707	(E)	3,160	6/19/29	2.25% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(25,546)
	AUD	3,830,000	37,529		(36)	3/20/29	6 month AUD-BBR-BBSW — Semiannually	2.1825% — Semiannually	37,719
	CAD	4,114,000	12,745		(13)	11/2/22	3 month CAD-BA-CDOR — Semiannually	2.02% — Semiannually	10,425
	CAD	4,114,000	16,208		(13)	11/14/22	3 month CAD-BA-CDOR — Semiannually	2.0525% — Semiannually	14,509
	CAD	7,000	72	(E)	(13)	6/19/29	3 month CAD-BA-CDOR — Semiannually	2.25% — Semiannually	59
	CAD	4,281,000	12,327	(E)	24,386	6/19/24	2.00% — Semiannually	3 month CAD-BA-CDOR — Semiannually	12,059
	CAD	3,779,000	31,033		(37)	3/19/29	2.208% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(32,388)
	CHF	8,464,000	44,430	(E)	(33)	9/21/21	—	0.046% plus 6 month CHF-LIBOR-BBA — Semiannually	(44,463)
	CHF	5,655,000	88,595	(E)	(8,381)	6/19/29	6 month CHF-LIBOR-BBA — Semiannually	0.20% — Annually	80,214
	CHF	10,337,000	50,452	(E)	5,163	6/19/24	—	0.30% plus 6 month CHF-LIBOR-BBA — Semiannually	(45,288)
	CZK	76,657,000	51,478		(45)	3/19/29	1.948% — Annually	6 month CZK-PRIBOR — Semiannually	(52,857)
	CZK	357,629,000	6,015		(59)	3/27/21	6 month CZK-PRIBOR — Semiannually	2.03% — Annually	8,509
	EUR	3,103,000	7,814		(12)	2/18/20	—	0.124% plus 1 Day Euribor rate — Annually	(8,649)
	EUR	3,103,000	8,448		(12)	2/18/20	—	0.104% plus 1 Day Euribor rate — Annually	(9,364)
	EUR	9,970,000	120,696		(88)	5/4/22	0.21% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(154,614)
	EUR	2,872,000	152,952	(E)	(24)	10/27/27	1.61375% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(152,976)
	EUR	6,293,000	6,530		(30)	1/30/20	—	0.1249% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(7,913)
	EUR	5,063,000	114,986		(51)	1/30/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.4419% — Annually	121,534
	EUR	1,297,000	81,322		(21)	1/30/28	0.9987% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(84,421)
	EUR	2,609,000	158,346	(E)	(36)	2/27/28	1.815% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(158,382)
	EUR	7,598,000	40,161	(E)	(33)	9/21/21	6 month EUR-EURIBOR-REUTERS — Semiannually	0.354% — Annually	40,127
	EUR	347,600	16,581	(E)	(13)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(16,594)
	EUR	472,900	34,500	(E)	(18)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	34,482
	EUR	522,000	24,086	(E)	(20)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(24,106)
	EUR	528,600	15,622	(E)	(20)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(15,642)
	EUR	18,005,000	78,749	(E)	19,010	6/19/24	6 month EUR-EURIBOR-REUTERS — Semiannually	0.12% — Annually	97,759
	EUR	27,347,000	284,248	(E)	104,968	6/19/29	6 month EUR-EURIBOR-REUTERS — Semiannually	0.60% — Annually	389,216
	EUR	5,445,000	29,562		(50)	3/21/24	0.106% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(30,229)
	EUR	9,346,000	87,310	(E)	(119)	3/21/29	1.104% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(87,428)
	EUR	653,200	244	(E)	(26)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	219
	GBP	558,100	21,342	(E)	(10)	4/16/29	1.52% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(21,352)
	GBP	2,292,000	36,348	(E)	(5,851)	6/19/29	6 month GBP-LIBOR-BBA — Semiannually	1.35% — Semiannually	30,497
	GBP	7,096,000	56,082	(E)	29,455	6/19/24	6 month GBP-LIBOR-BBA — Semiannually	1.20% — Semiannually	85,536
	JPY	308,000,000	15,846		(11)	12/19/22	6 month JPY-LIBOR-BBA — Semiannually	0.09% — Semiannually	16,580
	JPY	155,000,000	30,568		(10)	12/19/27	0.29% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(31,747)
	JPY	308,000,000	20,826		(22)	1/15/23	6 month JPY-LIBOR-BBA — Semiannually	0.135% — Semiannually	21,527
	JPY	155,000,000	39,756		(18)	1/15/28	0.365% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(40,811)
	JPY	308,000,000	22,749		(23)	2/16/23	6 month JPY-LIBOR-BBA — Semiannually	0.148% — Semiannually	23,188
	JPY	155,000,000	39,948		(19)	2/16/28	0.366% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(40,550)
	JPY	39,192,500	11,330	(E)	(11)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(11,341)
	NOK	41,049,000	4,878	(E)	(6,809)	6/19/24	1.80% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(1,931)
	NOK	31,000	7	(E)	16	6/19/29	6 month NOK-NIBOR-NIBR — Semiannually	2.00% — Annually	22
	NZD	24,754,000	176,295	(E)	12,027	6/19/24	2.00% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(164,269)
	NZD	1,340,000	18,155	(E)	1,302	6/19/29	2.40% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(16,853)
	NZD	5,614,000	10,884	(E)	(43)	3/28/29	2.524% — Semiannually	3 month NZD-BBR-FRA — Quarterly	10,842
	SEK	63,093,000	10,396		(17)	11/10/19	—	0.245% plus 3 month SEK-STIBOR-SIDE — Quarterly	16,179
	SEK	12,926,000	47,983		(11)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.125% — Annually	54,275
	SEK	63,093,000	10,437		(17)	11/10/19	—	0.246% plus 3 month SEK-STIBOR-SIDE — Quarterly	16,246
	SEK	12,926,000	48,569		(11)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.13% — Annually	54,887
	SEK	63,093,000	9,521		(17)	11/13/19	—	0.2225% plus 3 month SEK-STIBOR-SIDE — Quarterly	14,707
	SEK	12,926,000	52,023		(11)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.16% — Annually	58,450
	SEK	12,926,000	51,732		(11)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.1575% — Annually	58,145
	SEK	63,093,000	9,840		(17)	11/13/19	—	0.23% plus 3 month SEK-STIBOR-SIDE — Quarterly	15,225
	SEK	60,709,000	5,864		(29)	1/30/20	0.085% plus 3 month SEK-STIBOR-SIDE — Quarterly	—	(5,937)
	SEK	49,156,000	83,531		(50)	1/30/23	0.66875% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(90,321)
	SEK	12,802,000	76,435		(22)	1/30/28	3 month SEK-STIBOR-SIDE — Quarterly	1.3775% — Annually	79,829
	SEK	20,533,000	4,653	(E)	(983)	6/19/24	0.45% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(5,636)
	SEK	66,447,000	52,294	(E)	1,253	6/19/29	3 month SEK-STIBOR-SIDE — Quarterly	0.95% — Annually	53,547

	Total				$1,108,852				$459,613
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
$615,696	$619,340	$—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	$4,055
107,254	107,889	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	706
92,724	93,273	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	611
510,766	513,278	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	2,963
8,219,414	8,290,333	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	79,843
982,375	989,723	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	8,421
122,640	122,837	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	329
302,227	302,909	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(1,128)
5,084,211	5,096,713	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(20,714)
124,826	120,783	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	3,021
92,032	88,780	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,445)
75,054	72,605	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,765
157,646	150,728	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	5,251
74,520	71,958	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(1,782)
56,897	54,941	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(1,361)
44,842	43,300	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(1,073)
50,906	50,199	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(126)
87,999	86,760	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(227)
12,624	12,446	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(33)
7,833	7,723	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(20)
Citibank, N.A.
767,739	774,363	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	7,458
490,598	494,831	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	4,766
297,293	299,858	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	2,888
Credit Suisse International
322,444	325,226	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	3,132
193,261	186,615	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(4,622)
101,325	97,841	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(2,424)
345,602	346,452	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,408)
172,260	161,142	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(9,693)
159,396	154,234	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(3,857)
92,856	89,820	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,289)
82,830	80,148	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,005)
66,512	64,358	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,610)
60,566	58,586	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,493)
46,475	44,955	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,146)
425,521	398,037	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(23,705)
174,328	163,069	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(9,711)
176,992	171,216	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4,163
110,972	106,102	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	3,696
122,265	116,900	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	4,073
103,635	100,072	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(2,479)
Deutsche Bank AG
345,602	346,452	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,408)
Goldman Sachs International
15,552	15,590	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(63)
41,441	41,543	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(169)
90,925	91,148	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(370)
168,999	169,415	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(689)
202,774	203,273	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(826)
242,047	242,642	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(986)
331,589	332,405	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,351)
128,570	123,332	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	4,262
191,591	185,327	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(4,723)
152,956	147,955	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(3,771)
93,882	90,813	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,314)
116,860	113,075	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	2,828
311,365	291,254	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(17,345)
297,442	286,931	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(7,901)
257,119	248,033	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(6,830)
228,430	220,357	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(6,068)
228,430	220,357	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(6,068)
173,026	161,850	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(9,639)
421,286	407,538	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	9,909
162,310	155,188	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	5,407
93,484	92,184	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(232)
71,722	70,724	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(178)
36,626	36,116	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(91)
35,864	35,366	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(89)
13,672	13,482	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(34)
49,507	48,810	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(128)
36,503	35,989	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(94)
2,589	2,553	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(7)
JPMorgan Chase Bank N.A.
351,261	339,798	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(8,262)
266,679	257,976	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(6,272)
55,393	53,585	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,303)
162,310	155,188	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	5,407
JPMorgan Securities LLC
374,259	361,390	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	8,952
67,053	64,881	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,623
638,326	617,456	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	15,736
145,301	139,415	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,615)
1,103,453	1,064,459	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	29,312

Upfront premium received		—	Unrealized appreciation			220,577

Upfront premium (paid)		—	Unrealized (depreciation)			(187,177)

	Total	$—			Total	$33,400

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
EUR	6,295,000	$477,655	$—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$477,655
EUR	3,935,000	290,111	(93)	8/15/37	1.7138% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	290,016
EUR	3,148,000	246,348	(76)	9/15/37	1.735% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	246,272
EUR	2,361,000	171,707	(57)	8/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	171,650
EUR	2,361,000	68,325	(31)	8/15/27	(1.42%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(68,355)
EUR	3,148,000	99,998	(41)	9/15/27	(1.4475%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(100,039)
EUR	3,935,000	117,587	(51)	8/15/27	(1.4275%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(117,637)
EUR	5,099,000	135,439	(60)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(135,499)
EUR	5,099,000	136,583	(60)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(136,643)
EUR	5,099,000	136,966	(60)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(137,027)
EUR	5,099,000	137,350	(60)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(137,410)
EUR	6,295,000	182,608	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(182,608)
GBP	3,154,000	115,482	(67)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	115,415
GBP	883,000	4,016	(21)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(4,037)
GBP	2,460,000	5,216	(57)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(5,273)
GBP	1,892,000	13,906	(44)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(13,950)
GBP	3,532,000	43,146	(84)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(43,229)
	$2,833,000	46,254	(31)	12/6/27	2.19% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	46,224
	2,833,000	45,937	(31)	12/21/27	2.1939% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	45,907
	2,544,000	13,163	—	7/3/27	2.085% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	13,163
	2,927,000	7,862	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	7,862
	2,927,000	4,440	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	4,440
	2,544,000	2,396	—	7/3/22	(1.9225%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	2,396
	2,833,000	20,961	(17)	12/6/22	(2.05%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(20,979)
	2,833,000	22,466	(17)	12/21/22	(2.068%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(22,482)

Total			$(958)				$295,832

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$5,468	$80,000	$10,160	5/11/63	300 bp — Monthly	$(4,645)
	CMBX NA BBB-.6 Index	BBB-/P	10,546	175,000	22,225	5/11/63	300 bp — Monthly	(11,577)
	CMBX NA BBB-.6 Index	BBB-/P	21,545	349,000	44,323	5/11/63	300 bp — Monthly	(22,574)
	CMBX NA BBB-.6 Index	BBB-/P	20,577	361,000	45,847	5/11/63	300 bp — Monthly	(25,059)
	Citigroup Global Markets, Inc.
	CMBX NA BBB-.6 Index	BBB-/P	7,274	51,000	6,477	5/11/63	300 bp — Monthly	827
	CMBX NA BBB-.6 Index	BBB-/P	42,022	296,000	37,592	5/11/63	300 bp — Monthly	4,603
	CMBX NA BB.6 Index	BB/P	111,251	452,000	105,271	5/11/63	500 bp — Monthly	6,420
	CMBX NA BB.6 Index	BB/P	146,290	772,000	179,799	5/11/63	500 bp — Monthly	(32,759)
	CMBX NA BB.7 Index	BB/P	14,579	105,000	12,485	1/17/47	500 bp — Monthly	2,197
	CMBX NA BB.7 Index	BB/P	28,277	220,000	26,158	1/17/47	500 bp — Monthly	2,333
	CMBX NA BB.7 Index	BB/P	36,719	304,000	36,146	1/17/47	500 bp — Monthly	742
	CMBX NA BBB-.6 Index	BBB-/P	691	7,000	889	5/11/63	300 bp — Monthly	(194)
	CMBX NA BBB-.6 Index	BBB-/P	1,359	10,000	1,270	5/11/63	300 bp — Monthly	95
	CMBX NA BBB-.6 Index	BBB-/P	1,805	17,000	2,159	5/11/63	300 bp — Monthly	(344)
	CMBX NA BBB-.6 Index	BBB-/P	1,822	17,000	2,159	5/11/63	300 bp — Monthly	(327)
	CMBX NA BBB-.6 Index	BBB-/P	3,560	21,000	2,667	5/11/63	300 bp — Monthly	905
	CMBX NA BBB-.6 Index	BBB-/P	4,583	48,000	6,096	5/11/63	300 bp — Monthly	(1,485)
	CMBX NA BBB-.6 Index	BBB-/P	6,848	52,000	6,604	5/11/63	300 bp — Monthly	275
	CMBX NA BBB-.6 Index	BBB-/P	4,964	52,000	6,604	5/11/63	300 bp — Monthly	(1,610)
	CMBX NA BBB-.6 Index	BBB-/P	8,470	77,000	9,779	5/11/63	300 bp — Monthly	(1,264)
	CMBX NA BBB-.6 Index	BBB-/P	10,983	96,000	12,192	5/11/63	300 bp — Monthly	(1,153)
	CMBX NA BBB-.6 Index	BBB-/P	12,651	115,000	14,605	5/11/63	300 bp — Monthly	(1,887)
	CMBX NA BBB-.6 Index	BBB-/P	11,961	121,000	15,367	5/11/63	300 bp — Monthly	(3,335)
	CMBX NA BBB-.6 Index	BBB-/P	13,010	128,000	16,256	5/11/63	300 bp — Monthly	(3,172)
	CMBX NA BBB-.6 Index	BBB-/P	14,353	139,000	17,653	5/11/63	300 bp — Monthly	(3,219)
	CMBX NA BBB-.6 Index	BBB-/P	23,530	159,000	20,193	5/11/63	300 bp — Monthly	3,430
	CMBX NA BBB-.6 Index	BBB-/P	23,393	159,000	20,193	5/11/63	300 bp — Monthly	3,293
	CMBX NA BBB-.6 Index	BBB-/P	22,059	191,000	24,257	5/11/63	300 bp — Monthly	(2,087)
	CMBX NA BBB-.6 Index	BBB-/P	21,495	192,000	24,384	5/11/63	300 bp — Monthly	(2,777)
	CMBX NA BBB-.6 Index	BBB-/P	22,726	206,000	26,162	5/11/63	300 bp — Monthly	(3,316)
	Credit Suisse International
	CMBX NA BBB-.6 Index	BBB-/P	30,050	206,000	26,162	5/11/63	300 bp — Monthly	4,008
	CMBX NA BBB-.6 Index	BBB-/P	38,606	249,000	31,623	5/11/63	300 bp — Monthly	7,129
	CMBX NA BBB-.6 Index	BBB-/P	36,892	264,000	33,528	5/11/63	300 bp — Monthly	3,518
	CMBX NA BBB-.6 Index	BBB-/P	60,099	412,000	52,324	5/11/63	300 bp — Monthly	8,016
	CMBX NA BB.7 Index	BB/P	22,204	166,000	19,737	1/17/47	500 bp — Monthly	2,628
	CMBX NA BBB-.6 Index	BBB-/P	3,132	28,000	3,556	5/11/63	300 bp — Monthly	(407)
	CMBX NA BBB-.6 Index	BBB-/P	2,902	29,000	3,683	5/11/63	300 bp — Monthly	(765)
	CMBX NA BBB-.6 Index	BBB-/P	4,847	48,000	6,096	5/11/63	300 bp — Monthly	(1,221)
	CMBX NA BBB-.6 Index	BBB-/P	7,872	83,000	10,541	5/11/63	300 bp — Monthly	(2,620)
	CMBX NA BBB-.6 Index	BBB-/P	9,021	92,000	11,684	5/11/63	300 bp — Monthly	(2,609)
	CMBX NA BBB-.6 Index	BBB-/P	10,597	100,000	12,700	5/11/63	300 bp — Monthly	(2,045)
	CMBX NA BBB-.6 Index	BBB-/P	9,870	104,000	13,208	5/11/63	300 bp — Monthly	(3,278)
	CMBX NA BBB-.6 Index	BBB-/P	12,827	114,000	14,478	5/11/63	300 bp — Monthly	(1,585)
	CMBX NA BBB-.6 Index	BBB-/P	13,939	117,000	14,859	5/11/63	300 bp — Monthly	(852)
	CMBX NA BBB-.6 Index	BBB-/P	14,033	127,000	16,129	5/11/63	300 bp — Monthly	(2,022)
	CMBX NA BBB-.6 Index	BBB-/P	16,463	130,000	16,510	5/11/63	300 bp — Monthly	29
	CMBX NA BBB-.6 Index	BBB-/P	20,591	150,000	19,050	5/11/63	300 bp — Monthly	1,628
	CMBX NA BBB-.6 Index	BBB-/P	17,701	161,000	20,447	5/11/63	300 bp — Monthly	(2,652)
	CMBX NA BBB-.6 Index	BBB-/P	16,094	168,000	21,336	5/11/63	300 bp — Monthly	(5,144)
	CMBX NA BBB-.6 Index	BBB-/P	20,883	189,000	24,003	5/11/63	300 bp — Monthly	(3,010)
	CMBX NA BBB-.6 Index	BBB-/P	26,971	201,000	25,527	5/11/63	300 bp — Monthly	1,561
	CMBX NA BBB-.6 Index	BBB-/P	48,130	319,000	40,513	5/11/63	300 bp — Monthly	7,803
	CMBX NA BBB-.6 Index	BBB-/P	120,552	799,000	101,473	5/11/63	300 bp — Monthly	19,545
	CMBX NA BBB-.6 Index	BBB-/P	114,424	1,052,000	133,604	5/11/63	300 bp — Monthly	(18,567)
	CMBX NA BBB-.6 Index	BBB-/P	274,145	2,564,000	325,628	5/11/63	300 bp — Monthly	(49,987)
	CMBX NA BBB-.7 Index	BBB-/P	34,676	528,000	24,341	1/17/47	300 bp — Monthly	10,643
	CMBX NA BBB-.7 Index	BBB-/P	236,084	3,194,000	147,243	1/17/47	300 bp — Monthly	90,704
	Goldman Sachs International
	CMBX NA BBB-.6 Index	BBB-/P	13,478	87,000	11,049	5/11/63	300 bp — Monthly	2,480
	CMBX NA BBB-.6 Index	BBB-/P	6,209	59,000	7,493	5/11/63	300 bp — Monthly	(1,250)
	CMBX NA BBB-.6 Index	BBB-/P	6,856	62,000	7,874	5/11/63	300 bp — Monthly	(982)
	CMBX NA BBB-.6 Index	BBB-/P	5,978	69,000	8,763	5/11/63	300 bp — Monthly	(2,744)
	CMBX NA BBB-.6 Index	BBB-/P	8,842	79,000	10,033	5/11/63	300 bp — Monthly	(1,145)
	CMBX NA BBB-.6 Index	BBB-/P	9,574	87,000	11,049	5/11/63	300 bp — Monthly	(1,424)
	CMBX NA BBB-.6 Index	BBB-/P	8,117	94,000	11,938	5/11/63	300 bp — Monthly	(3,766)
	CMBX NA BBB-.6 Index	BBB-/P	16,293	98,000	12,446	5/11/63	300 bp — Monthly	3,904
	CMBX NA BBB-.6 Index	BBB-/P	13,886	102,000	12,954	5/11/63	300 bp — Monthly	991
	CMBX NA BBB-.6 Index	BBB-/P	8,608	102,000	12,954	5/11/63	300 bp — Monthly	(4,287)
	CMBX NA BBB-.6 Index	BBB-/P	8,150	103,000	13,081	5/11/63	300 bp — Monthly	(4,871)
	CMBX NA BBB-.6 Index	BBB-/P	16,916	113,000	14,351	5/11/63	300 bp — Monthly	2,631
	CMBX NA BBB-.6 Index	BBB-/P	16,910	115,000	14,605	5/11/63	300 bp — Monthly	2,372
	CMBX NA BBB-.6 Index	BBB-/P	13,259	119,000	15,113	5/11/63	300 bp — Monthly	(1,784)
	CMBX NA BBB-.6 Index	BBB-/P	13,309	123,000	15,621	5/11/63	300 bp — Monthly	(2,240)
	CMBX NA BBB-.6 Index	BBB-/P	13,360	123,000	15,621	5/11/63	300 bp — Monthly	(2,189)
	CMBX NA BBB-.6 Index	BBB-/P	10,857	131,000	16,637	5/11/63	300 bp — Monthly	(5,704)
	CMBX NA BBB-.6 Index	BBB-/P	13,452	134,000	17,018	5/11/63	300 bp — Monthly	(3,488)
	CMBX NA BBB-.6 Index	BBB-/P	6,776	139,000	17,653	5/11/63	300 bp — Monthly	(10,796)
	CMBX NA BBB-.6 Index	BBB-/P	15,957	143,000	18,161	5/11/63	300 bp — Monthly	(2,121)
	CMBX NA BBB-.6 Index	BBB-/P	15,957	143,000	18,161	5/11/63	300 bp — Monthly	(2,121)
	CMBX NA BBB-.6 Index	BBB-/P	12,743	151,000	19,177	5/11/63	300 bp — Monthly	(6,346)
	CMBX NA BBB-.6 Index	BBB-/P	21,242	153,000	19,431	5/11/63	300 bp — Monthly	1,900
	CMBX NA BBB-.6 Index	BBB-/P	17,887	160,000	20,320	5/11/63	300 bp — Monthly	(2,340)
	CMBX NA BBB-.6 Index	BBB-/P	25,922	172,000	21,844	5/11/63	300 bp — Monthly	4,178
	CMBX NA BBB-.6 Index	BBB-/P	20,787	192,000	24,384	5/11/63	300 bp — Monthly	(3,485)
	CMBX NA BBB-.6 Index	BBB-/P	14,034	206,000	26,162	5/11/63	300 bp — Monthly	(12,008)
	CMBX NA BBB-.6 Index	BBB-/P	31,126	222,000	28,194	5/11/63	300 bp — Monthly	3,062
	CMBX NA BBB-.6 Index	BBB-/P	11,031	228,000	28,956	5/11/63	300 bp — Monthly	(17,792)
	CMBX NA BBB-.6 Index	BBB-/P	11,359	229,000	29,083	5/11/63	300 bp — Monthly	(17,590)
	CMBX NA BBB-.6 Index	BBB-/P	28,369	233,000	29,591	5/11/63	300 bp — Monthly	(1,087)
	CMBX NA BBB-.6 Index	BBB-/P	12,206	234,000	29,718	5/11/63	300 bp — Monthly	(17,376)
	CMBX NA BBB-.6 Index	BBB-/P	27,427	236,000	29,972	5/11/63	300 bp — Monthly	(2,407)
	CMBX NA BBB-.6 Index	BBB-/P	32,901	315,000	40,005	5/11/63	300 bp — Monthly	(6,920)
	CMBX NA BBB-.6 Index	BBB-/P	42,332	384,000	48,768	5/11/63	300 bp — Monthly	(6,212)
	CMBX NA BBB-.7 Index	BBB-/P	165,569	2,240,000	103,264	1/17/47	300 bp — Monthly	63,612
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	27,963	132,000	30,743	5/11/63	500 bp — Monthly	(2,652)
	CMBX NA BB.6 Index	BB/P	30,266	143,000	33,305	5/11/63	500 bp — Monthly	(2,900)
	CMBX NA BB.6 Index	BB/P	67,995	323,000	75,227	5/11/63	500 bp — Monthly	(6,918)
	CMBX NA BBB-.6 Index	BBB-/P	1,247,139	9,427,000	1,197,229	5/11/63	300 bp — Monthly	55,409
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BBB-/P	5,558	42,000	5,334	5/11/63	300 bp — Monthly	249
	CMBX NA BBB-.6 Index	BBB-/P	8,248	73,000	9,271	5/11/63	300 bp — Monthly	(981)
	CMBX NA BBB-.6 Index	BBB-/P	20,458	173,000	21,971	5/11/63	300 bp — Monthly	(1,412)
	CMBX NA BBB-.6 Index	BBB-/P	23,614	201,000	25,527	5/11/63	300 bp — Monthly	(1,795)
	CMBX NA BBB-.6 Index	BBB-/P	78,425	700,000	88,900	5/11/63	300 bp — Monthly	(10,066)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	30,298	205,000	26,035	5/11/63	300 bp — Monthly	4,383
	CMBX NA BBB-.6 Index	BBB-/P	30,343	205,000	26,035	5/11/63	300 bp — Monthly	4,427
	CMBX NA BBB-.6 Index	BBB-/P	30,013	206,000	26,162	5/11/63	300 bp — Monthly	3,971
	CMBX NA BBB-.6 Index	BBB-/P	30,432	220,000	27,940	5/11/63	300 bp — Monthly	2,620
	CMBX NA BBB-.6 Index	BBB-/P	39,598	281,000	35,687	5/11/63	300 bp — Monthly	4,075
	CMBX NA BBB-.6 Index	BBB-/P	60,834	411,000	52,197	5/11/63	300 bp — Monthly	8,876
	CMBX NA BBB-.6 Index	BBB-/P	60,891	411,000	52,197	5/11/63	300 bp — Monthly	8,933
	CMBX NA BBB-.6 Index	BBB-/P	60,246	412,000	52,324	5/11/63	300 bp — Monthly	8,162
	CMBX NA BBB-.6 Index	BBB-/P	90,712	616,000	78,232	5/11/63	300 bp — Monthly	12,840
	CMBX NA BBB-.6 Index	BBB-/P	89,899	617,000	78,359	5/11/63	300 bp — Monthly	11,900
	CMBX NA BBB-.6 Index	BBB-/P	121,341	822,000	104,394	5/11/63	300 bp — Monthly	17,427
	CMBX NA A.6 Index	A/P	61	6,000	132	5/11/63	200 bp — Monthly	(69)
	CMBX NA BB.6 Index	BB/P	35,608	145,000	33,771	5/11/63	500 bp — Monthly	1,978
	CMBX NA BB.6 Index	BB/P	71,706	291,000	67,774	5/11/63	500 bp — Monthly	4,215
	CMBX NA BBB-.6 Index	BBB-/P	421	4,000	508	5/11/63	300 bp — Monthly	(85)
	CMBX NA BBB-.6 Index	BBB-/P	1,116	9,000	1,143	5/11/63	300 bp — Monthly	(22)
	CMBX NA BBB-.6 Index	BBB-/P	962	9,000	1,143	5/11/63	300 bp — Monthly	(176)
	CMBX NA BBB-.6 Index	BBB-/P	1,693	16,000	2,032	5/11/63	300 bp — Monthly	(329)
	CMBX NA BBB-.6 Index	BBB-/P	2,545	21,000	2,667	5/11/63	300 bp — Monthly	(110)
	CMBX NA BBB-.6 Index	BBB-/P	2,866	30,000	3,810	5/11/63	300 bp — Monthly	(926)
	CMBX NA BBB-.6 Index	BBB-/P	3,756	31,000	3,937	5/11/63	300 bp — Monthly	(162)
	CMBX NA BBB-.6 Index	BBB-/P	3,920	32,000	4,064	5/11/63	300 bp — Monthly	(125)
	CMBX NA BBB-.6 Index	BBB-/P	4,101	42,000	5,334	5/11/63	300 bp — Monthly	(1,209)
	CMBX NA BBB-.6 Index	BBB-/P	8,054	62,000	7,874	5/11/63	300 bp — Monthly	216
	CMBX NA BBB-.6 Index	BBB-/P	8,057	63,000	8,001	5/11/63	300 bp — Monthly	93
	CMBX NA BBB-.6 Index	BBB-/P	7,405	65,000	8,255	5/11/63	300 bp — Monthly	(812)
	CMBX NA BBB-.6 Index	BBB-/P	9,418	80,000	10,160	5/11/63	300 bp — Monthly	(695)
	CMBX NA BBB-.6 Index	BBB-/P	12,438	105,000	13,335	5/11/63	300 bp — Monthly	(836)
	CMBX NA BBB-.6 Index	BBB-/P	15,936	106,000	13,462	5/11/63	300 bp — Monthly	2,536
	CMBX NA BBB-.6 Index	BBB-/P	19,323	114,000	14,478	5/11/63	300 bp — Monthly	4,912
	CMBX NA BBB-.6 Index	BBB-/P	17,877	120,000	15,240	5/11/63	300 bp — Monthly	2,707
	CMBX NA BBB-.6 Index	BBB-/P	14,904	127,000	16,129	5/11/63	300 bp — Monthly	(1,151)
	CMBX NA BBB-.6 Index	BBB-/P	17,414	136,000	17,272	5/11/63	300 bp — Monthly	221
	CMBX NA BBB-.6 Index	BBB-/P	18,117	158,000	20,066	5/11/63	300 bp — Monthly	(1,857)
	CMBX NA BBB-.6 Index	BBB-/P	17,993	159,000	20,193	5/11/63	300 bp — Monthly	(2,108)
	CMBX NA BBB-.6 Index	BBB-/P	21,251	160,000	20,320	5/11/63	300 bp — Monthly	1,024
	CMBX NA BBB-.6 Index	BBB-/P	15,340	164,000	20,828	5/11/63	300 bp — Monthly	(5,393)
	CMBX NA BBB-.6 Index	BBB-/P	23,629	195,000	24,765	5/11/63	300 bp — Monthly	(1,022)
	CMBX NA BBB-.6 Index	BBB-/P	29,442	210,000	26,670	5/11/63	300 bp — Monthly	2,894
	CMBX NA BBB-.6 Index	BBB-/P	43,509	293,000	37,211	5/11/63	300 bp — Monthly	6,473

Upfront premium received			5,179,230		Unrealized appreciation			438,003

Upfront premium (paid)			—		Unrealized (depreciation)			(407,834)

		Total	$5,179,230				Total	$30,169
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2019. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(56)	$6,000	$132	5/11/63	(200 bp) — Monthly	$73
	CMBX NA BB.11 Index	(39,386)	304,000	38,608	11/18/54	(500 bp) — Monthly	(947)
	CMBX NA BB.9 Index	(42,743)	304,000	42,286	9/17/58	(500 bp) — Monthly	(625)
	CMBX NA BB.9 Index	(34,352)	223,000	31,019	9/17/58	(500 bp) — Monthly	(3,549)
	CMBX NA BB.9 Index	(34,507)	223,000	31,019	9/17/58	(500 bp) — Monthly	(3,704)
	CMBX NA BB.9 Index	(33,873)	220,000	30,602	9/17/58	(500 bp) — Monthly	(3,485)
	CMBX NA BB.9 Index	(26,258)	202,000	28,098	9/17/58	(500 bp) — Monthly	1,643
	CMBX NA BB.9 Index	(27,154)	202,000	28,098	9/17/58	(500 bp) — Monthly	776
	CMBX NA BB.9 Index	(17,377)	111,000	15,440	9/17/58	(500 bp) — Monthly	(2,045)
	CMBX NA BB.9 Index	(1,117)	7,000	974	9/17/58	(500 bp) — Monthly	(150)
	Credit Suisse International
	CMBX NA BB.10 Index	(24,973)	210,000	24,612	11/17/59	(500 bp) — Monthly	(565)
	CMBX NA BB.10 Index	(28,019)	210,000	24,612	11/17/59	(500 bp) — Monthly	(3,611)
	CMBX NA BB.10 Index	(13,797)	111,000	13,009	11/17/59	(500 bp) — Monthly	(896)
	CMBX NA BB.7 Index	(19,645)	1,113,000	259,218	5/11/63	(500 bp) — Monthly	238,491
	CMBX NA BB.7 Index	(73,526)	447,000	53,148	1/17/47	(500 bp) — Monthly	(20,812)
	CMBX NA BB.7 Index	(25,825)	140,000	16,646	1/17/47	(500 bp) — Monthly	(9,315)
	CMBX NA BB.9 Index	(54,911)	344,000	47,850	9/17/58	(500 bp) — Monthly	(7,395)
	CMBX NA BB.9 Index	(17,038)	111,000	15,440	9/17/58	(500 bp) — Monthly	(1,706)
	CMBX NA BB.9 Index	(16,477)	107,000	14,884	9/17/58	(500 bp) — Monthly	(1,697)
	CMBX NA BB.9 Index	(15,911)	105,000	14,606	9/17/58	(500 bp) — Monthly	(1,408)
	CMBX NA BB.9 Index	(10,010)	64,000	8,902	9/17/58	(500 bp) — Monthly	(1,170)
	CMBX NA BB.9 Index	(7,302)	51,000	7,094	9/17/58	(500 bp) — Monthly	(257)
	CMBX NA BB.9 Index	(2,652)	17,000	2,365	9/17/58	(500 bp) — Monthly	(303)
	CMBX NA BB.9 Index	(2,652)	17,000	2,365	9/17/58	(500 bp) — Monthly	(303)
	Goldman Sachs International
	CMBX NA BB.6 Index	(51,150)	500,000	116,450	5/11/63	(500 bp) — Monthly	64,814
	CMBX NA BB.7 Index	(27,088)	179,000	21,283	1/17/47	(500 bp) — Monthly	(5,979)
	CMBX NA BB.6 Index	(47,339)	324,000	75,460	5/11/63	(500 bp) — Monthly	27,806
	CMBX NA BB.7 Index	(74,898)	443,000	52,673	1/17/47	(500 bp) — Monthly	(22,656)
	CMBX NA BB.7 Index	(35,390)	216,000	25,682	1/17/47	(500 bp) — Monthly	(9,918)
	CMBX NA BB.7 Index	(26,396)	130,000	15,457	1/17/47	(500 bp) — Monthly	(11,066)
	CMBX NA BB.7 Index	(6,572)	36,000	4,280	1/17/47	(500 bp) — Monthly	(2,327)
	CMBX NA BB.9 Index	(3,025)	19,000	2,643	9/17/58	(500 bp) — Monthly	(400)
	CMBX NA BB.9 Index	(1,438)	9,000	1,252	9/17/58	(500 bp) — Monthly	(194)
	CMBX NA BB.9 Index	(1,264)	8,000	1,113	9/17/58	(500 bp) — Monthly	(159)
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	(28,120)	200,000	46,580	5/11/63	(500 bp) — Monthly	18,265
	CMBX NA BB.6 Index	(16,094)	111,000	25,852	5/11/63	(500 bp) — Monthly	9,650
	CMBX NA BB.6 Index	(9,349)	65,000	15,139	5/11/63	(500 bp) — Monthly	5,727
	CMBX NA BB.7 Index	(191,722)	1,515,000	180,134	1/17/47	(500 bp) — Monthly	(13,062)
	CMBX NA BB.9 Index	(5,661)	40,000	5,564	9/17/58	(500 bp) — Monthly	(136)
	CMBX NA BB.9 Index	(4,735)	30,000	4,173	9/17/58	(500 bp) — Monthly	(591)
	CMBX NA BB.9 Index	(2,340)	15,000	2,087	9/17/58	(500 bp) — Monthly	(268)
	CMBX NA BB.9 Index	(2,118)	15,000	2,087	9/17/58	(500 bp) — Monthly	(47)
	CMBX NA BB.9 Index	(153)	1,000	139	9/17/58	(500 bp) — Monthly	(15)
	CMBX NA BBB-.7 Index	(96,491)	2,543,000	117,232	1/17/47	(300 bp) — Monthly	19,258
	Merrill Lynch International
	CMBX NA BB.10 Index	(12,006)	101,000	11,837	11/17/59	(500 bp) — Monthly	(225)
	CMBX NA BB.7 Index	(33,655)	194,000	23,067	1/17/47	(500 bp) — Monthly	(10,777)
	CMBX NA BB.9 Index	(37,694)	241,000	33,523	9/17/58	(500 bp) — Monthly	(4,406)
	CMBX NA BB.9 Index	(13,222)	101,000	14,049	9/17/58	(500 bp) — Monthly	729
	CMBX NA BB.9 Index	(6,736)	46,000	6,399	9/17/58	(500 bp) — Monthly	(382)
	CMBX NA BB.9 Index	(7,219)	46,000	6,399	9/17/58	(500 bp) — Monthly	(865)
	CMBX NA BB.9 Index	(6,483)	44,000	6,120	9/17/58	(500 bp) — Monthly	(405)
	CMBX NA BB.9 Index	(6,732)	44,000	6,120	9/17/58	(500 bp) — Monthly	(655)
	CMBX NA BBB-.7 Index	(20,241)	247,000	11,387	1/17/47	(300 bp) — Monthly	(8,998)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(5,502)	54,000	2,489	1/17/47	(300 bp) — Monthly	(3,044)
	CMBX NA BB.7 Index	(58,522)	291,000	34,600	1/17/47	(500 bp) — Monthly	(24,205)
	CMBX NA BB.7 Index	(50,136)	260,000	30,914	1/17/47	(500 bp) — Monthly	(19,474)
	CMBX NA BB.7 Index	(46,015)	228,000	27,109	1/17/47	(500 bp) — Monthly	(19,128)
	CMBX NA BB.7 Index	(15,718)	84,000	9,988	1/17/47	(500 bp) — Monthly	(5,812)
	CMBX NA BB.9 Index	(4,610)	32,000	4,451	9/17/58	(500 bp) — Monthly	(190)
	CMBX NA BB.9 Index	(3,579)	23,000	3,199	9/17/58	(500 bp) — Monthly	(403)
	CMBX NA BB.9 Index	(2,565)	17,000	2,365	9/17/58	(500 bp) — Monthly	(217)
	CMBX NA BB.9 Index	(2,406)	16,000	2,226	9/17/58	(500 bp) — Monthly	(196)
	CMBX NA BB.9 Index	(1,641)	12,000	1,669	9/17/58	(500 bp) — Monthly	17
	CMBX NA BB.9 Index	(1,464)	11,000	1,530	9/17/58	(500 bp) — Monthly	55
	CMBX NA BB.9 Index	(1,223)	9,000	1,252	9/17/58	(500 bp) — Monthly	21
	CMBX NA BB.9 Index	(908)	6,000	835	9/17/58	(500 bp) — Monthly	(79)
	CMBX NA BB.9 Index	(908)	6,000	835	9/17/58	(500 bp) — Monthly	(79)
	CMBX NA BBB-.7 Index	(5,016)	79,000	3,642	1/17/47	(300 bp) — Monthly	(1,422)

	Upfront premium received	—				Unrealized appreciation	387,325

	Upfront premium (paid)	(1,545,105)				Unrealized (depreciation)	(231,723)

	Total	$(1,545,105)				Total	$155,602
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/19 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 32 Index	$449,980	$7,540,000	$501,146	6/20/24	(500 bp) — Quarterly	$(55,355)

	Total	$449,980					$(55,355)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan (Offshore)
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2019 through March 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $199,687,829.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $21,259, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/19
Short-term investments
	Putnam Short Term Investment Fund**	$26,991,482	$24,507,678	$8,042,415	$250,651	$43,456,745

	Total Short-term investments	$26,991,482	$24,507,678	$8,042,415	$250,651	$43,456,745
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $164,145.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $3,522,522.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,910,172.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $90,195,017 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	87.3%
	Greece	2.5
	Argentina	1.8
	Brazil	1.5
	Mexico	1.1
	Indonesia	0.9
	Canada	0.8
	United Kingdom	0.5
	Ivory Coast	0.5
	Dominican Republic	0.5
	Other	2.6

	Total	100.0%
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $124,257 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $3,425,800 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,522,522 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$861	$—	$—
Consumer cyclicals	—	35,981	—
Energy	—	35	12,672
Health care	7,473	—	—
Technology	82,518	—	—
Utilities and power	—	7,362	73,920

Total common stocks	90,852	43,378	86,592
Convertible bonds and notes	—	1,919,637	—
Convertible preferred stocks	—	15,293	—
Corporate bonds and notes	—	45,801,580	478
Foreign government and agency bonds and notes	—	22,157,236	—
Mortgage-backed securities	—	77,157,744	—
Preferred stocks	181,759	—	—
Purchased options outstanding	—	349,401	—
Purchased swap options outstanding	—	6,539,039	—
Senior loans	—	2,316,759	—
U.S. government and agency mortgage obligations	—	60,819,093	—
Short-term investments	44,183,745	6,863,178	—

Totals by level	$44,456,356	$223,982,338	$87,070
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$445,515	$—
Futures contracts	32,448	—	—
Written options outstanding	—	(163,320)	—
Written swap options outstanding	—	(5,572,421)	—
Forward premium swap option contracts	—	(659,761)	—
TBA sale commitments	—	(22,038,046)	—
Interest rate swap contracts	—	(609,977)	—
Total return swap contracts	—	330,190	—
Credit default contracts	—	(3,953,689)	—

Totals by level	$32,448	$(32,221,509)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$1,700,707	$5,654,396
Foreign exchange contracts	903,538	417,721
Interest rate contracts	12,821,725	12,616,428

Total	$15,425,970	$18,688,545
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$96,300,000
Purchased currency option contracts (contract amount)	$18,000,000
Purchased swap option contracts (contract amount)	$633,000,000
Written TBA commitment option contracts (contract amount)	$111,300,000
Written currency option contracts (contract amount)	$21,900,000
Written swap option contracts (contract amount)	$612,400,000
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$184,700,000
OTC interest rate swap contracts (notional)	$4,700,000
Centrally cleared interest rate swap contracts (notional)	$852,900,000
OTC total return swap contracts (notional)	$29,200,000
Centrally cleared total return swap contracts (notional)	$96,200,000
OTC credit default contracts (notional)	$56,000,000
Centrally cleared credit default contracts (notional)	$5,700,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com